UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Kelly Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
901 K Street, N.W.
Washington, D.C. 20001
(Name and address of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

DAILY INCOME FUND
Portfolio of Investments
September 30, 2012
(Unaudited)

	Interest	Maturity	Face
	Rate/Yield	Date	Amount	Value
CORPORATE NOTES (4.1% of portfolio)
General Electric Capital Corp.	5.25%	10/19/12	$1,414,000	$1,417,371
General Electric Capital Corp.	5.45	01/15/13	954,000	968,214
General Electric Co.	5.00	02/01/13	1,000,000	1,015,700
John Deere Capital Corp.	5.25	10/01/12	500,000	500,000
John Deere Capital Corp.	4.95	12/17/12	489,000	493,735
John Deere Capital Corp.	5.10	01/15/13	942,000	955,268
PACCAR Financial Corp.	1.95	12/17/12	1,000,000	1,003,379
Wal-Mart Stores, Inc.	4.25	04/15/13	1,899,000	1,940,204
Total Corporate Notes (Cost $8,293,871)				8,293,871

COMMERCIAL PAPER (66.2% of portfolio)
American Honda Finance Corp.	0.16	12/05/12	850,000	849,754
American Honda Finance Corp.	0.16	12/06/12	5,000,000	4,998,533
Archer Daniels Midland Co. (a)	0.15	10/03/12	1,500,000	1,499,987
Archer Daniels Midland Co. (a)	0.13	10/26/12	3,000,000	2,999,729
Chevron Corp. (a)	0.10	10/10/12	2,000,000	1,999,950
Chevron Corp. (a)	0.11	10/17/12	5,000,000	4,999,756
Chevron Corp. (a)	0.11	11/02/12	3,000,000	2,999,707
Coca-Cola Co. (a)	0.21	10/02/12	2,000,000	1,999,988
Coca-Cola Co. (a)	0.21	10/05/12	2,000,000	1,999,953
Coca-Cola Co. (a)	0.23	10/17/12	1,000,000	999,898
Coca-Cola Co. (a)	0.15	11/16/12	750,000	749,856
Coca-Cola Co. (a)	0.19	12/11/12	1,750,000	1,749,344
Coca-Cola Co. (a)	0.24	12/18/12	2,500,000	2,498,700
ConocoPhillips Qatar Funding Ltd. (a)	0.20	11/02/12	2,000,000	1,999,644
ConocoPhillips Qatar Funding Ltd. (a)	0.19	12/07/12	4,500,000	4,498,409
ConocoPhillips Qatar Funding Ltd. (a)	0.19	12/18/12	2,500,000	2,498,971
E.I. Du Pont De Nemours & Co. (a)	0.16	11/01/12	2,500,000	2,499,656
E.I. Du Pont De Nemours & Co. (a)	0.15	11/16/12	2,000,000	1,999,617
General Electric Capital Corp.	0.25	10/22/12	2,000,000	1,999,708
General Electric Capital Corp.	0.17	11/13/12	2,000,000	1,999,594
General Electric Capital Corp.	0.23	12/10/12	1,400,000	1,399,374
Google Inc. (a)	0.13	11/07/12	4,000,000	3,999,466
Google Inc. (a)	0.13	11/20/12	2,000,000	1,999,639
Google Inc. (a)	0.15	12/04/12	2,000,000	1,999,467
John Deere Bank SA (a)	0.16	10/03/12	2,000,000	1,999,982
John Deere Bank SA (a)	0.13	10/19/12	2,000,000	1,999,870
John Deere Bank SA (a)	0.13	10/22/12	2,000,000	1,999,848
John Deere Bank SA (a)	0.14	11/15/12	2,000,000	1,999,650
Johnson & Johnson (a)	0.13	10/04/12	900,000	899,990
L'Oreal USA Inc. (a)	0.11	10/03/12	2,000,000	1,999,988
L'Oreal USA Inc. (a)	0.13	10/09/12	3,200,000	3,199,908
Metlife Funding Inc.	0.15	11/13/12	5,000,000	4,999,104
Nestle Capital Corp. (a)	0.15	10/16/12	2,000,000	1,999,875
PACCAR Financial Corp.	0.13	10/09/12	2,900,000	2,899,916
PACCAR Financial Corp.	0.12	10/11/12	1,300,000	1,299,957
PACCAR Financial Corp.	0.17	11/19/12	3,750,000	3,749,132
Procter & Gamble Co. (a)	0.14	11/01/12	3,000,000	2,999,638
Procter & Gamble Co. (a)	0.14	11/02/12	3,200,000	3,199,602
Procter & Gamble Co. (a)	0.15	12/12/12	3,500,000	3,498,950
Total Capital Canada, Ltd. (a)	0.18	10/11/12	2,000,000	1,999,900
Total Capital Canada, Ltd. (a)	0.25	10/26/12	1,000,000	999,826
Total Capital Canada, Ltd. (a)	0.24	11/06/12	3,000,000	2,999,280
Total Capital Canada, Ltd. (a)	0.17	11/27/12	1,500,000	1,499,596
Total Capital Canada, Ltd. (a)	0.19	12/12/12	1,500,000	1,499,430
Toyota Motor Credit Corp.	0.25	10/02/12	2,500,000	2,499,983
Toyota Motor Credit Corp.	0.20	10/23/12	2,000,000	1,999,756

DAILY INCOME FUND
Portfolio of Investments
September 30, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate/Yield		Date	Amount	Value
COMMERCIAL PAPER (CONTINUED)
Toyota Motor Credit Corp.	0.19%		11/08/12	$1,500,000	$1,499,699
Toyota Motor Credit Corp.	0.17		11/09/12	3,000,000	2,999,447
Toyota Motor Credit Corp.	0.14		11/26/12	1,000,000	999,782
UBS Finance Delaware LLC	0.25		10/26/12	3,000,000	2,999,479
UBS Finance Delaware LLC	0.20		10/26/12	2,450,000	2,449,660
UBS Finance Delaware LLC	0.18		12/12/12	3,500,000	3,498,775
Unilever Capital Corp. (a)	0.17		10/04/12	3,000,000	2,999,958
Unilever Capital Corp. (a)	0.15		10/24/12	2,000,000	1,999,808
Unilever Capital Corp. (a)	0.22		11/20/12	1,200,000	1,199,633
Wells Fargo & Co.	0.15		11/21/12	3,500,000	3,499,256
Total Commercial Paper (Cost $133,627,378)					133,627,378

U.S. GOVERNMENT OBLIGATIONS (19.6% of portfolio)
U.S. Treasury Note	3.88		10/31/12	5,000,000	5,015,242
U.S. Treasury Note	1.38		11/15/12	4,000,000	4,005,946
U.S. Treasury Note	0.50		11/30/12	5,000,000	5,002,996
U.S. Treasury Note	1.13		12/15/12	9,000,000	9,018,430
U.S. Treasury Note	1.38		01/15/13	4,000,000	4,014,179
U.S. Treasury Note	2.88		01/31/13	7,500,000	7,568,326
U.S. Treasury Note	1.38		02/15/13	5,000,000	5,023,152
Total U.S. Government Obligations (Cost $39,648,271)					39,648,271

MONEY MARKET ACCOUNT (10.1% of portfolio)
State Street Institutional Liquid Reserves Fund	0.21	(b)		20,317,336	20,317,336
Total Money Market Account (Cost $20,317,336)					20,317,336

TOTAL INVESTMENTS IN SECURITIES (Cost $201,886,856) - 100%					$201,886,856

________________________________

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $86,986,470 and represents 43.1% of total investments.

(b)	7-day yield at September 30, 2012.

At September 30, 2012, the cost of investment securities for tax purposes was $201,886,856.  There were no unrealized gains or losses.

Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$133,627,378	$-	$133,627,378
U.S. Government Obligations	$-	$39,648,271	$-	$39,648,271
Corporate Notes	$-	$8,293,871	$-	$8,293,871
Cash Equivalents	$20,317,336	$-	$-	$20,317,336
	$20,317,336	$181,569,520	$-	$201,886,856

There were no transfers between levels during the period ended September 30, 2012.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
September 30, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES (1.3% of portfolio)
Small Business Administration 93-20J	5.90%		10/01/13	$8,594	$8,774
Small Business Administration 98-20D	6.15		04/01/18	17,946	19,484
Small Business Administration 98-20E	6.30		05/01/18	20,366	22,394
Small Business Administration 98-20H	6.15		08/01/18	7,387	8,081
Small Business Administration 99-20D	6.15		04/01/19	30,595	33,474
Small Business Administration 04-20B	4.72		02/01/24	71,669	78,663
Small Business Administration 04-20C	4.34		03/01/24	97,278	107,040
Small Business Administration 05-10E	4.54		09/01/15	15,939	16,536
Small Business Administration Pool # 100075	3.50		05/25/19	29,854	30,406
Small Business Administration Pool # 500724	4.00	(a)	12/25/13	3,091	3,114
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	11,792	11,841
Small Business Administration Pool # 502477	1.25	(a)	09/25/18	34,374	34,437
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	2,828	2,873
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	27,966	28,146
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	20,437	20,505
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	5,018	5,012
Small Business Investment Companies 02-20K	5.08		11/01/22	30,627	33,929
Small Business Investment Companies 03-10A	4.63		03/10/13	346,416	352,106
Small Business Investment Companies 03-10B	3.39		03/01/13	2,720	2,743
Small Business Investment Companies 03-P10A	4.52		02/10/13	3,125	3,167
Small Business Investment Companies 03-P10B	5.14		08/10/13	17,475	17,996
Small Business Investment Companies 04-10A	4.12		03/10/14	47,861	49,080
Small Business Investment Companies 04-10B	4.68		09/10/14	65,010	68,090
Small Business Investment Companies 04-P10A	4.50		02/10/14	20,613	21,188
Small Business Investment Companies 05-10B	4.94		09/10/15	113,313	120,376
Small Business Investment Companies 05-P10A	4.64		02/10/15	30,762	32,590
Small Business Investment Companies 07-10A	5.38		03/10/17	48,737	53,693
Total Asset Backed Securities (Cost $1,116,227)					1,185,738

MORTGAGE BACKED SECURITIES (4.0% of portfolio)
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/03/20	625,047	644,642
GNMA #2602	6.00		06/20/28	47,285	53,736
GNMA #2707	5.50		01/20/14	2,347	2,544
GNMA #8004	1.63	(a)	07/20/22	20,994	21,722
GNMA #8006	1.63	(a)	07/20/22	21,434	22,177
GNMA #8038	1.63	(a)	08/20/22	12,907	13,354
GNMA #8040	2.00	(a)	08/20/22	33,617	35,000
GNMA #8054	1.63	(a)	10/20/22	8,235	8,568
GNMA #8076	1.63	(a)	11/20/22	13,864	14,424
GNMA #8102	4.00	(a)	02/20/16	3,055	3,211
GNMA #8103	4.00	(a)	02/20/16	12,081	12,703
GNMA #8157	1.63	(a)	03/20/23	21,631	22,523
GNMA #8191	1.75	(a)	05/20/23	39,073	40,675
GNMA #8215	2.00	(a)	04/20/17	2,691	2,810
GNMA #8259	1.63	(a)	08/20/23	11,394	11,789
GNMA #8297	4.00	(a)	12/20/17	8,696	9,179
GNMA #8332	3.50	(a)	03/20/18	6,198	6,515
GNMA #8344	3.50	(a)	04/20/18	15,580	16,335
GNMA #8384	1.63	(a)	03/20/24	5,816	6,056
GNMA #8393	4.00	(a)	08/20/18	6,210	6,593
GNMA #8400	2.00	(a)	08/20/18	8,694	9,052
GNMA #8405	4.00	(a)	09/20/18	9,668	10,264
GNMA #8423	1.75	(a)	05/20/24	6,917	7,201
GNMA #8429	4.00	(a)	11/20/18	10,967	11,576
GNMA #8459	1.63	(a)	07/20/24	10,938	11,317

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Interest			Maturity	Face
	Rate			Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA #8499	3.00%		(a)	05/20/19	$7,327	$7,652
GNMA #8518	1.63	(a)		10/20/24	10,650	11,080
GNMA #8532	2.50	(a)		10/20/24	14,290	14,931
GNMA #8591	1.63	(a)		02/20/25	33,994	35,396
GNMA #8638	1.75	(a)		06/20/25	12,584	13,100
GNMA #8648	1.63	(a)		07/20/25	20,818	21,539
GNMA #8663	2.00	(a)		07/20/25	15,813	16,464
GNMA #8680	3.50	(a)		08/20/20	13,803	14,528
GNMA #8687	2.50	(a)		08/20/25	4,077	4,259
GNMA #8702	3.00	(a)		10/20/20	5,640	5,911
GNMA #8747	1.63	(a)		11/20/25	10,562	10,989
GNMA #8807	1.63	(a)		07/20/21	13,577	14,047
GNMA #8836	1.63	(a)		09/20/21	12,124	12,545
GNMA #8847	1.75	(a)		04/20/26	13,351	13,898
GNMA #8869	1.63	(a)		11/20/21	38,768	40,335
GNMA #8873	2.50	(a)		11/20/21	18,490	19,318
GNMA #8877	1.75	(a)		05/20/26	3,329	3,465
GNMA #8883	1.63	(a)		12/20/21	13,949	14,513
GNMA #8915	1.63	(a)		02/20/22	13,057	13,596
GNMA #8934	1.63	(a)		03/20/22	23,114	24,067
GNMA #8978	1.75	(a)		05/20/22	57,038	59,377
GNMA #80053	1.63	(a)		03/20/27	2,884	3,003
GNMA #80058	1.75	(a)		04/20/27	3,031	3,155
GNMA #80185	1.75	(a)		04/20/28	28,626	29,799
GNMA #80264	1.63	(a)		03/20/29	23,719	24,698
GNMA #80283	1.75	(a)		05/20/29	19,470	20,269
GNMA #80300	1.63	(a)		07/20/29	17,084	17,676
GNMA #80309	1.63	(a)		08/20/29	7,137	7,385
GNMA #80363	1.63	(a)		01/20/30	59,591	62,049
GNMA #80426	1.63	(a)		07/20/30	2,499	2,586
GNMA #80452	1.63	(a)		09/20/30	16,752	17,333
GNMA #80475	1.63	(a)		12/20/30	33,940	35,312
GNMA #80577	1.63	(a)		02/20/32	4,884	5,064
GNMA #80684	1.75	(a)		04/20/33	14,482	15,076
GNMA #81129	2.50	(a)		10/20/34	222,116	232,175
GNMA #510280	6.00			08/15/14	3,644	3,816
GNMA #583189	4.50			02/20/17	37,023	40,595
GNMA #607494	5.00			04/15/19	18,973	20,557
GNMA #616274	5.00			02/15/19	23,005	25,337
GNMA 1996-4	7.00			04/16/26	3,880	4,416
GNMA 2001-53	5.50			10/20/31	19,895	20,994
GNMA 2001-53	0.57	(a)		10/20/31	3,670	3,682
GNMA 2002-15	5.50			11/20/31	35,517	37,900
GNMA 2002-20	4.50			03/20/32	20,954	23,479
GNMA 2003-11	4.00			10/17/29	34,566	37,446
GNMA 2003-12	4.50			02/20/32	17,264	18,218
GNMA 2003-26	0.67	(a)		04/16/33	10,722	10,820
GNMA 2003-97	4.50			03/20/33	43,873	47,636
GNMA 2004-17	4.50			12/20/33	106,582	117,924
GNMA 2004-102	5.50			04/20/34	64,561	73,126
GNMA 2010-113	2.50			02/16/40	635,442	655,634
NCUA Guaranteed Notes 2010-C1	1.60			10/29/20	808,627	822,778
Total Mortgage Backed Securities (Cost $3,657,642)						3,814,914

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Interest Rate/		Maturity	Face
	Yield		Date	Amount	Value
MUNICIPAL BONDS (2.9% of portfolio)
Bel Aire, Kansas	7.50%		05/01/35	$435,000	$451,426
Bel Aire, Kansas	7.75		05/01/41	555,000	576,788
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	30,000	30,000
Illinois Housing Development Authority, Illinois	4.13		10/20/16	860,000	882,395
Miami-Dade County, Florida Educational Facilities Authority	4.70		04/01/14	560,000	593,589
Michigan State Housing Development Authority	4.40		04/20/13	180,000	181,404
Total Municipal Bonds (Cost $2,682,394)					2,715,602

CORPORATE BONDS (11.8% of portfolio)
Ally Bank	1.00		06/10/13	250,000	250,887
American Express Centurion Bank	1.40		10/06/14	250,000	251,813
BMW Bank of North America	1.00		06/10/13	250,000	250,887
CIT Bank	1.10		11/25/13	250,000	251,243
Compass Bank	0.95		06/23/14	250,000	249,986
Discover Bank	1.35		06/16/14	250,000	252,194
FirstBank Puerto Rico	1.65		02/20/13	250,000	251,171
GE Capital Financial Inc.	1.00		06/10/13	250,000	250,887
GE Money Bank	1.75		07/23/13	250,000	252,667
GMAC LLC	2.20		12/19/12	500,000	502,203
Goldman Sachs Bank USA	1.50		11/24/14	250,000	251,682
Petroleos Mexicanos	2.00		12/20/22	1,000,000	1,026,500
Safina LTD	2.00		12/30/23	2,000,000	2,045,920
SallieMae Bank	1.00		07/25/14	250,000	249,890
Sayarra LTD	2.77		10/29/21	42,629	45,100
Southern Community Bank & Trust	0.93	(a)	02/18/14	250,000	249,851
State Bank of India NY	1.10		09/23/13	250,000	251,218
SunTrust Bank	0.85	(a)	08/29/14	250,000	243,276
Tagua Leasing LLC.	1.90		07/12/24	1,000,000	1,017,230
Tagua Leasing LLC.	1.73		09/18/24	1,000,000	1,003,440
Union 11 Leasing LLC	2.41		01/23/24	963,702	996,670
VRG Linhas Aéreas SA	0.85		09/27/14	1,000,000	1,000,410
Total Corporate Bonds (Cost $11,005,120)					11,145,125

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (62.9% of portfolio)
FDIC Structured Sale Guaranteed Notes (b)	0.00	(c)	10/25/12	1,500,000	1,499,970
Government Trust Certificate (Israel Trust)	0.00	(c)	04/01/15	2,750,000	2,668,839
National Archives Facility Trust	8.50		09/01/19	37,418	46,970
Overseas Private Investment Corp.	1.45	(d)	09/20/13	1,000,000	1,251,780
Overseas Private Investment Corp.	1.45	(d)	09/20/13	3,015,000	3,129,480
Overseas Private Investment Corp.	3.46	(d)	07/12/14	1,000,000	1,142,080
Overseas Private Investment Corp.	1.84	(d)	07/12/14	1,500,000	1,592,535
Overseas Private Investment Corp.	4.10		11/15/14	73,360	76,165
Overseas Private Investment Corp.	3.56	(d)	12/14/14	570,232	671,083
Overseas Private Investment Corp.	3.74		04/15/15	50,608	51,294
Overseas Private Investment Corp.	3.50	(e)	05/02/16	1,000,000	1,159,910
Overseas Private Investment Corp.	4.87	(e)	09/07/16	700,000	893,340
Overseas Private Investment Corp.	4.87	(e)	09/07/16	1,000,000	1,276,200
Overseas Private Investment Corp.	0.80	(e)	09/07/16	1,140,000	1,144,720
Overseas Private Investment Corp.	1.05	(e)	12/09/16	2,000,000	2,028,100
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,581,160
Overseas Private Investment Corp.	1.50	(e)	11/17/17	1,000,000	1,032,910
Overseas Private Investment Corp.	1.01	(e)	12/10/17	2,500,000	2,532,925

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Interest Rate/			Maturity	Face
	Yield			Date	Amount	Value
U. S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
Overseas Private Investment Corp.	1.55%		(e)	03/15/18	$2,600,000	$2,694,926
Overseas Private Investment Corp.	1.14	(e)		06/10/18	4,000,000	4,017,560
Overseas Private Investment Corp.	1.84	(e)		06/10/18	1,000,000	1,061,250
Overseas Private Investment Corp.	3.37			06/10/18	948,453	1,044,000
Overseas Private Investment Corp.	5.66	(e)		06/10/18	900,000	1,301,607
Overseas Private Investment Corp.	0.78	(d)		07/07/19	1,000,000	1,000,120
Overseas Private Investment Corp.	2.53	(e)		07/07/19	1,000,000	1,110,840
Overseas Private Investment Corp.	1.34	(e)		11/20/19	2,000,000	2,053,380
Overseas Private Investment Corp.	1.50	(e)		11/15/20	1,000,000	1,006,610
Overseas Private Investment Corp.	2.07			05/15/21	990,000	1,034,481
Philippine Power Trust I (b)	5.40			09/26/18	357,143	406,639
Private Export Funding Corp.	4.97			08/15/13	1,100,000	1,145,738
Private Export Funding Corp.	2.13			07/15/16	500,000	527,665
The Financing Corp.	0.00	(c)		02/08/18	500,000	466,076
The Financing Corp.	0.00	(c)		10/06/17	500,000	469,978
U.S. Department of Housing and Urban Development	6.33			08/01/13	89,000	89,593
U.S. Department of Housing and Urban Development	6.93			08/01/13	10,000	10,097
U.S. Department of Housing and Urban Development	7.72			08/01/13	50,000	50,381
U.S. Department of Housing and Urban Development	7.63			08/01/14	30,000	30,042
U.S. Department of Housing and Urban Development	7.91			08/01/17	37,000	37,211
U.S. Department of Housing and Urban Development	5.77			08/01/17	870,000	872,799
U.S. Department of Housing and Urban Development	2.91			08/01/17	1,000,000	1,099,292
U.S. Department of Housing and Urban Development	7.93			08/01/18	80,000	80,453
U.S. Department of Housing and Urban Development	6.07			08/01/21	465,000	466,486
U.S. Department of Housing and Urban Development	6.12			08/01/22	913,000	915,896
U.S. Department of Housing and Urban Development	5.77			08/01/26	500,000	585,027
United States Treasury Note	1.13			12/15/12	1,000,000	1,002,031
United States Treasury Note	1.38			02/15/13	3,000,000	3,013,827
United States Treasury Note	1.38			05/15/13	1,000,000	1,007,500
United States Treasury Note	2.38			02/28/15	1,500,000	1,575,468
United States Treasury Note	1.50			06/30/16	1,000,000	1,039,844
United States Treasury Note	1.00			08/31/16	1,000,000	1,021,250
United States Treasury Note	1.38			09/30/18	1,000,000	1,031,562
Total U.S. Government and Agency Obligations (Cost $57,773,587)						59,049,090

COMMERCIAL PAPER (7.5% of portfolio)
South Jersey Gas Co. (f)	0.42			10/09/12	1,000,000	999,907
South Jersey Gas Co. (f)	0.43			10/16/12	3,500,000	3,499,373
Vectren Utility Holding Co. (f)	0.40			10/03/12	2,500,000	2,499,944
Total Commercial Paper (Cost $6,999,224)						6,999,224

					Shares
MONEY MARKET ACCOUNT (9.6% of portfolio)
State Street Institutional Liquid Reserves Fund	0.21	(g)			9,015,361	9,015,361
Total Money Market Account (Cost $9,015,361)						9,015,361

TOTAL INVESTMENTS IN SECURITIES (Cost $92,249,555) - 100%						$93,925,054

________________________________

(a)	Variable coupon rate as of September 30, 2012.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total of such securities at period-end amounts to $2,551,251 and represents 2.7% of total investment.

(c)	Zero coupon rate.
(d)	Interest is paid at maturity.
(e)	Interest is paid at put date.
(f)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund’s Board of Directors.  The total of such securities at period-end amounts to $6,999,224 or 7.4% of total investment.

(g)	7-day yield at September 30, 2012.

At September 30, 2012, the cost of investment securities for tax purposes was $92,249,555.  Net unrealized appreciation of investment securities was $1,675,499 consisting of unrealized gains of $1,708,063 and unrealized losses of $32,564.

Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Category	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$-	$59,049,090	$-	$59,049,090
Corporate Bonds	$-	$11,145,125	$-	$11,145,125
Commercial Paper	$-	$6,999,224	$-	$6,999,224
Mortgage Backed Securities	$-	$3,814,914	$-	$3,814,914
Municipal Bonds	$-	$2,715,602	$-	$2,715,602
Asset Backed Securities	$-	$1,185,738	$-	$1,185,738
Cash Equivalents	$9,015,361	$-	$-	$9,015,361
	$9,015,361	$84,909,693	$-	$93,925,054

There were no transfers between levels during the period ended September 30, 2012.

SHORT-TERM BOND FUND
Portfolio of Investments
September 30, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (23.0% of portfolio)
BASIC INDUSTRIES - 2.4%
Danaher Corp.	1.30%		06/23/14	$525,000	$533,192
Dun & Bradstreet Corp.	6.00		04/01/13	700,000	717,608
Dun & Bradstreet Corp.	2.88		11/15/15	990,000	1,017,306
Eaton Corp.	0.72	(a)	06/16/14	1,025,000	1,028,061
Engelhard Corp.	4.25		05/15/13	605,000	605,377
General Dynamics Corp.	1.38		01/15/15	775,000	789,344
Emerson Electric Co.	0.00	(a)	10/26/39	125,000	124,661
Emerson Electric Co.	0.00	(a)	03/27/40	1,100,000	1,091,148
General Electric Co.	5.00		02/01/13	1,625,000	1,649,760
Ingersoll-Rand Global Holding Co. Ltd.	9.50		04/15/14	350,000	394,060
PPG Industries Inc.	5.75		03/15/13	470,000	480,911
Raytheon Co.	1.40		12/15/14	275,000	279,376
United Technologies Corp.	0.69	(a)	12/02/13	800,000	803,221
United Technologies Corp.	1.20		06/01/15	525,000	534,449
Total Basic Industries					10,048,474

CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel, & Luxury Goods
VF Corp.	1.18	(a)	08/23/13	540,000	543,550
Total Consumer Discretionary					543,550

FINANCE - 12.3%
Commercial Banks
Abbey National Treasury Services Stamford, CT	1.75	(a)	04/25/13	1,600,000	1,595,451
Abbey National Treasury Services Stamford, CT	1.76	(a)	06/10/13	10,250,000	10,209,615
Bank of America NA	0.67	(a)	06/15/16	2,025,000	1,909,324
Bank of America NA	0.69	(a)	06/15/17	1,550,000	1,425,315
Citigroup Inc.	6.00		12/13/13	975,000	1,034,050
Dexia Crédit Local New York (b)	0.81	(a)	03/05/13	350,000	347,465
Intesa Sanpaolo NY	2.38		12/21/12	6,675,000	6,595,701
Key Bank NA	7.41		10/15/27	1,050,000	1,164,600
Landesbank Baden-Wueterttemberg NY	5.05		12/30/15	100,000	112,618
Societe Generale NY	1.43	(a)	02/22/13	1,250,000	1,249,430
Union Bank NA	5.95		05/11/16	525,000	599,693
WestLB AG, NY	4.80		07/15/15	275,000	290,843
Consumer Finance
American Express Credit Corp.	7.30		08/20/13	525,000	556,244
Caterpillar Financial Services Corp.	6.00		12/15/12	250,000	251,697
FIA Card Services NA	7.13		11/15/12	2,200,000	2,216,482
General Electric Capital Corp.	0.68	(a)	03/20/13	1,650,000	1,641,582
General Electric Capital Corp.	0.45	(a)	12/20/13	700,000	686,770
General Electric Capital Corp.	0.54	(a)	09/15/14	2,350,000	2,331,550
General Electric Capital Corp.	0.00	(a)	09/30/37	1,350,000	1,327,752
General Electric Capital Corp.	0.00	(a)	10/01/53	525,000	524,884
HSBC Finance Corp.	0.71	(a)	01/15/14	1,650,000	1,639,524
Insurance
American International Group, Inc.	4.25		05/15/13	3,425,000	3,494,288
American International Group, Inc.	3.65		01/15/14	275,000	283,123
Berkshire Hathaway Finance Corp.	1.50		01/10/14	625,000	634,175
Genworth Global Funding	5.75		05/15/13	175,000	178,569
Travelers Insurance Co. Institutional Funding Ltd.	5.01		01/03/13	3,700,000	3,693,777
Capital Markets
Morgan Stanley	0.76	(a)	01/09/14	1,775,000	1,751,233
Morgan Stanley	4.10		01/26/15	700,000	724,880
Vesey Street Investment Trust I	4.40		09/01/16	2,275,000	2,434,343
Total Finance					50,904,978

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
HEALTH CARE - 2.5%
Health Care Equipment & Supplies
Johnson & Johnson	1.20%		05/15/14	$1,375,000	$1,395,166
Medtronic Inc.	1.63		04/15/13	7,825,000	7,849,453
Thermo Fisher Scientific Inc.	2.05		02/21/14	750,000	764,435
Pharmaceuticals
Novartis Capital Corp.	1.90		04/24/13	475,000	479,319
Total Health Care					10,488,373

INFORMATION TECHNOLOGY - 1.4%
Communication Equipment
Dell Inc.	1.40		09/10/13	650,000	655,517
Dell Inc.	2.10		04/01/14	1,250,000	1,274,280
Hewlett Packard Co.	1.93	(a)	09/19/14	3,700,000	3,744,459
Total Information Technology					5,674,256

TRANSPORTATION - 0.8%
Airlines
Southwest Airlines Inc.	7.22		07/01/13	239,990	241,190
Road & Rail
Burlington Northern & Santa Fe Railway Co.	6.20		05/01/13	225,000	232,222
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	863,517	943,616
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	136,021	151,325
Consolidated Rail Corp.	6.76		05/25/15	47,593	51,503
CSX Transportation Inc.	8.38		10/15/14	209,870	236,573
CSX Transportation Inc.	9.00		05/15/15	575,000	682,649
GATX Corp.	9.00		11/15/13	201,624	216,615
GATX Corp.	8.75		05/15/14	125,000	139,804
Union Pacific Railroad Co.	6.85		01/02/19	61,107	70,879
Total Transportation					2,966,376

UTILITIES - 3.5%
Electric & Gas
Delmarva Power & Light Co.	6.40		12/01/13	340,000	360,155
Entergy Louisiana LLC	1.88		12/15/14	1,800,000	1,848,479
FPL Group Capital Inc.	0.84		11/09/12	2,475,000	2,475,950
Georgia Power Co.	0.71	(a)	03/15/13	1,650,000	1,650,521
Michigan Consolidated Gas Co.	8.25		05/01/14	1,075,000	1,194,163
NSTAR Electric Co.	4.88		04/15/14	600,000	635,477
Southern California Gas Co.	4.80		10/01/12	165,000	165,000
Telephone
Ameritech Capital Funding Corp.	6.45		01/15/18	1,200,000	1,386,101
AT&T Inc.	0.88		02/13/15	1,350,000	1,361,548
Nextel Communications, Inc.	7.38		08/01/15	701,000	703,629
Southwestern Bell Telephone Co.	7.00		07/01/15	525,000	604,516
Verizon Communications, Inc.	1.95		03/28/14	500,000	511,397
Verizon New York, Inc.	7.00		06/15/13	1,100,000	1,145,257
Verizon Virginia, Inc.	7.63		12/01/12	275,000	278,068
Total Utilities					14,320,261
Total Corporate Bonds (Cost $93,133,148)					94,946,268

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
YANKEE BONDS (18.9% of portfolio)
Abbey National Treasury Services PLC	2.88%		04/25/14	$750,000	$759,150
BAA Funding Ltd. (b)	2.50		06/25/15	275,000	280,556
Bayerische Landesbank	5.05		12/20/12	5,000,000	5,022,970
Canadian National Railway Co.	7.20		01/02/16	96,544	110,848
Coca-Cola HBC Finance BV	5.13		09/17/13	825,000	847,368
Commonwealth Bank of Australia (b)	1.61	(a)	03/31/17	800,000	799,308
Compagnie de Financement Foncier (b)	2.25		03/07/14	700,000	711,984
Compagnie de Financement Foncier	0.33	(a)	03/22/17	2,100,000	1,965,579
DEPFA ACS Bank	0.34	(a)	06/09/13	4,300,000	4,208,496
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	509,676
Dexia Crédit Local (b)	2.75		01/10/14	925,000	933,058
Dexia Crédit Local (b)	2.75		04/29/14	5,175,000	5,223,386
Dexia Crédit Local (b)	0.93	(a)	04/29/14	375,000	364,155
Dexia Municipal Agency	0.29	(a)	06/20/14	900,000	886,719
Dexia Municipal Agency	5.25		02/16/17	1,100,000	1,179,024
Eni Coordination Center SA	4.80		08/10/15	1,775,000	1,895,551
France Telecom	4.38		07/08/14	6,200,000	6,560,381
France Telecom	2.13		09/16/15	825,000	849,305
Hydro-Quebec	6.27		01/03/26	80,000	107,723
Hypo Pfandbrief Bank International SA	0.31	(a)	12/20/13	1,400,000	1,370,159
Iberdrola Finance Ireland Ltd. (b)	3.80		09/11/14	775,000	788,958
ING Bank NV (b)	2.00		09/25/15	2,625,000	2,628,924
Instituto de Crédito Oficial	3.25		05/14/13	950,000	944,566
International Bank for Reconstruction and Development	0.00	(d)	08/15/13	210,000	208,768
International Bank for Reconstruction and Development	0.00	(d)	02/15/15	820,000	804,606
Irish Life & Permanent (b)	3.60		01/14/13	7,900,000	7,880,250
Korea Development Bank	8.00		01/23/14	500,000	543,624
Mitsubishi Corp.	2.75		09/16/15	300,000	310,705
Norsk Hydro ASA	9.13		07/15/14	2,125,000	2,421,593
OEBB Infrastruktur AG	4.75		10/28/13	1,250,000	1,304,250
OEBB Infrastruktur AG	4.63		11/21/13	1,275,000	1,331,674
Royal Bank of Scotland PLC	3.40		08/23/13	3,075,000	3,133,754
Sanofi-Aventis	0.56	(a)	03/28/13	750,000	751,275
Sanofi-Aventis	1.63		03/28/14	500,000	508,842
Santander US Debt SA Unipersonal (b)	2.49		01/18/13	2,200,000	2,189,044
Santander US Debt SA Unipersonal (b)	2.99		10/07/13	1,300,000	1,297,933
Santander US Debt SA Unipersonal (b)	3.72		01/20/15	900,000	893,250
Scottish Power Ltd.	5.38		03/15/15	4,675,000	4,934,402
Shell International Finance BV	1.88		03/25/13	700,000	705,498
Société Générale SCF	1.80	(a)	03/19/14	1,400,000	1,395,589
Société Générale SCF	1.85	(a)	06/19/14	1,400,000	1,418,350
Total Capital	3.00		06/24/15	900,000	957,836
Total Capital Canada Ltd.	1.63		01/28/14	5,075,000	5,155,185
Trans-Canada Pipelines Ltd.	0.88		03/02/15	1,000,000	1,009,227
Total Yankee Bonds (Cost $77,433,720)					78,103,499

ASSET BACKED SECURITIES (14.6% of portfolio)
Access Group Inc. 01	0.79	(a)	05/25/29	1,805,794	1,606,469
Access Group Inc. 04-A	0.71	(a)	04/25/29	1,229,310	1,155,067
Access Group Inc. 05-B	0.68	(a)	07/25/22	786,839	764,488
AEP Texas Central Transition Funding 06-A	4.98		07/01/15	79,578	80,714
Ally Master Owner Trust 12-1	1.02	(a)	02/15/17	2,175,000	2,184,389
Americredit Automobile Receivables Trust 08-AF	6.96		10/14/14	160,442	161,485
Bush Truck Leasing LLC II-A (b)	5.00		09/25/18	471,106	469,819
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75		07/11/22	1,750,000	1,749,930
CIT Marine Trust 99-A	6.25		11/15/19	136,951	139,818
Community Reinvestment Revenue Notes 19 (b)	4.68		08/01/35	720,000	687,938

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
CPS Auto Trust 07-C (b)	5.92%		05/15/14	$338,145	$338,926
CPS Auto Trust 10-A (b)	2.89		03/15/16	61,338	61,399
CPS Auto Trust 11-A (b)	2.82		04/16/18	673,279	678,041
CPS Auto Trust 11-B (b)	3.68		09/17/18	354,903	363,908
CPS Auto Trust 11-C (b)	4.21		03/15/19	581,949	609,394
CPS Auto Trust 12-A (b)	2.78		06/17/19	532,670	534,280
Credit Acceptance Auto Loan Trust 12-2 (b)	2.21		09/15/20	550,000	550,517
First Financial Credit Card Master Note Trust II 10-C (b)	5.19		09/17/18	450,000	458,909
First Financial Credit Card Master Note Trust II 10-D (b)	3.72		06/17/19	1,725,000	1,763,302
First Investors Auto Owner Trust 12-1A (b)	1.96		11/15/17	439,872	446,037
KeyCorp Student Loan Trust 99-B	0.86	(a)	08/25/27	42,513	42,118
KeyCorp Student Loan Trust 00-A	0.75	(a)	05/25/29	1,740,804	1,590,853
KeyCorp Student Loan Trust 00-B	0.76	(a)	07/25/29	1,588,434	1,299,305
KeyCorp Student Loan Trust 01-A	0.63	(a)	06/27/31	868,037	710,460
KeyCorp Student Loan Trust 04-A	0.75	(a)	10/28/41	2,609,868	2,458,486
KeyCorp Student Loan Trust 04-A	0.88	(a)	01/27/43	861,436	725,515
KeyCorp Student Loan Trust 05-A	0.59	(a)	09/28/26	1,275,046	1,242,686
KeyCorp Student Loan Trust 05-A	0.76	(a)	09/27/40	735,607	633,105
KeyCorp Student Loan Trust 06-A	0.44	(a)	06/27/25	584,603	579,810
LAI Vehicle Lease Securitization Trust 10-A (b)	2.55		09/15/16	391,980	392,066
LEAF II Receivables Funding LLC 10-3 (b)	5.00		02/20/22	2,375,000	2,329,875
Marriott Vacation Club Owners Trust 06-1A (b)	5.74		04/20/28	72,850	73,551
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	244,047	269,462
National Collegiate Student Loan Trust 04-1	0.63	(a)	06/25/27	3,695,950	3,367,735
National Collegiate Student Loan Trust 05-1	0.36	(a)	10/26/26	500,588	490,622
National Collegiate Student Loan Trust 05-3	0.46	(a)	07/25/28	620,362	578,358
National Collegiate Student Loan Trust 06-1	0.41	(a)	05/25/26	693,599	640,043
Prestige Auto Receivables Trust 09-1A (b)	5.67		04/15/17	134,008	135,502
Santander Drive Auto Receivables Trust 11-2	2.66		01/15/16	2,000,000	2,031,848
Santander Drive Auto Receivables Trust 12-1	1.25		04/15/15	1,155,402	1,160,744
SLC Student Loan Trust 06-A	0.76	(a)	07/15/36	3,275,000	2,784,729
SLC Student Loan Trust 06-A	0.91	(a)	07/15/36	5,300,000	3,303,813
SLM Student Loan Trust 03-B	0.79	(a)	03/15/22	3,206,376	3,122,908
SLM Student Loan Trust 04-A	0.59	(a)	03/16/20	1,166,667	1,148,806
SLM Student Loan Trust 04-B	0.72	(a)	03/15/24	5,275,000	4,220,696
SLM Student Loan Trust 05-A	0.53	(a)	12/15/20	151,077	149,589
SLM Student Loan Trust 05-A	0.59	(a)	06/15/23	3,550,000	3,166,288
SLM Student Loan Trust 06-A	0.53	(a)	06/15/22	2,508,008	2,488,331
SLM Student Loan Trust 06-C	0.52	(a)	06/15/21	1,300,000	1,282,314
SLM Student Loan Trust 07-A	0.51	(a)	09/15/25	3,250,000	3,093,210
Small Business Administration 02-20K	5.08		11/01/22	107,193	118,752
Small Business Administration 03-10B	3.39		03/01/13	6,120	6,171
Small Business Administration 03-P10B	5.14		08/10/13	20,970	21,596
Small Business Administration 05-10E	4.54		09/01/15	39,848	41,339
Tidewater Auto Receivable Trust 10-A (b)	5.92		05/15/17	18,773	18,807
Total Asset Backed Securities (Cost $59,142,545)					60,524,323

MORTGAGE BACKED SECURITIES (7.8% of portfolio)
ABN Amro Mortgage Corp. 03-9	4.52		08/25/18	423,087	399,592
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	183,618	157,630
ACE Securities Corp. 06-ASL1	0.36	(a)	02/25/36	574,382	173,677
ACE Securities Corp. 06-GP1	0.35	(a)	02/25/31	137,527	119,397
ACE Securities Corp. 06-SL1	0.54	(a)	09/25/35	188,129	45,804
Adjustable Rate Mortgage Trust 05-10	2.99	(a)	01/25/36	141,377	101,396
American Business Financial Services 02-1	7.01		12/15/32	84,170	46,235
American Home Mortgage Investment Trust 05-01	2.66	(a)	06/25/45	253,342	250,063

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
American Home Mortgage Investment Trust 05-03	4.97%		09/25/35	$37,546	$37,212
Amresco Residential Securities 98-1	7.57		10/25/27	74,510	77,015
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	207,447	148,883
Banc of America Funding Corp. 04-A	5.54	(a)	09/20/34	43,633	44,898
Banc of America Funding Corp. 05-G	5.20	(a)	10/20/35	801,405	781,668
Banc of America Funding Corp. 07-5	6.50		07/25/37	117,063	119,399
Banc of America Mortgage Securities Inc. 02-J	3.78	(a)	09/25/32	3,645	3,708
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	44,209	46,837
Banc of America Mortgage Securities Inc. 05-C	3.13	(a)	04/25/35	70,793	62,654
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	4,450,000	3,341,274
Bayview Financial Asset Trust 07-SR1A (b)	0.67	(a)	03/25/37	266,235	196,695
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.84	(a)	01/25/35	428,778	419,908
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.37	(a)	02/25/36	79,677	76,178
Bear Stearns ALT-A Trust 04-11	3.15	(a)	11/25/34	23,144	18,390
Bear Stearns ALT-A Trust 05-4	2.92	(a)	05/25/35	146,813	131,455
Bear Stearns ALT-A Trust 05-9	5.24	(a)	11/25/35	90,056	68,188
Bear Stearns ALT-A Trust 06-6	2.94	(a)	11/25/36	225,612	150,727
Bear Stearns Asset Backed Securities Trust 03-3	0.81	(a)	06/25/43	71,591	68,542
Bear Stearns Asset Backed Securities Trust 04-HE5	2.09	(a)	07/25/34	359,482	267,615
Bear Stearns Structured Products Inc., 00-1	5.57	(a)	08/28/33	7,039	6,211
CDC Mortgage Capital Trust 02-HE1	0.84	(a)	01/25/33	469,939	402,600
Chase Mortgage Finance Corp. 05-A1	5.22	(a)	12/25/35	31,430	30,878
Chaseflex Trust 05-2	6.00		06/25/35	150,062	136,418
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	88,974	89,538
CITICORP Mortgage Securities, Inc. 07-1	5.89	(c)	03/25/37	350,000	346,562
Citigroup Mortgage Loan Trust, Inc. 05-7	2.68	(a)	09/25/35	364,216	247,888
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	94,192	94,879
CMO Trust 17	7.25		04/20/18	389	401
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	207,098	215,819
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	36,777	36,479
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	84,144	83,639
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	176,781	159,715
Countrywide Alternative Loan Trust 05-43	5.28	(a)	10/25/35	54,096	44,815
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	207,459	196,006
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	328,223	320,336
Countrywide Asset Backed Certificate 04-S1	4.62		02/25/35	88,045	83,898
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	157,277	127,394
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	185,620	151,633
Countrywide Home Loans 03-49	4.57	(a)	12/19/33	68,673	69,436
Countrywide Home Loans 03-J13	5.25		01/25/24	183,240	179,087
Countrywide Home Loans 05-HYB8	4.78	(a)	12/20/35	191,810	142,388
Countrywide Home Loans 06-HYB5	2.87	(a)	09/20/36	94,880	56,925
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	75,138	77,080
Credit Suisse First Boston Mortgage 03-AR24	2.76	(a)	10/25/33	337,832	321,602
Credit Suisse First Boston Mortgage 03-FFA	6.10	(a)	02/25/33	180,809	166,565
Credit Suisse First Boston Mortgage 04-AR3	2.93	(a)	04/25/34	99,062	97,665
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	171,313	176,354
Credit Suisse First Boston Mortgage 06-1	0.35	(a)	05/25/36	74,795	74,387
Credit Suisse First Boston Mortgage 06-2	5.41	(a)	07/25/36	1,120,000	125,280
DLJ Mortgage Acceptance Corp. 91-3	2.02	(a)	01/25/21	22,221	22,550
Encore Credit Receivables Trust 05-3	0.71	(a)	10/25/35	675,000	597,436
FHLMC 2419	5.50		03/15/17	4,237	4,633
FHLMC 2586	3.50		12/15/32	36,673	36,895
FHLMC 2649	4.50		07/15/18	266,822	281,816
FHLMC 3061	5.50		07/15/16	278,244	283,295
FHLMC 780754	4.66	(a)	08/01/33	10,137	10,840
FHLMC R009	5.75		12/15/18	6,362	6,368
FHLMC R010	5.50		12/15/19	93,838	94,663
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	20,242	17,056
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	16,630	15,485

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.56%	(a)	09/25/34	$39,949	$39,187
First Horizon Mortgage Pass-Through Trust 05-AR2	2.54	(a)	05/25/35	204,405	165,179
FNMA 03-05	4.25		08/25/22	20,924	21,231
FNMA 03-38	5.00		03/25/23	48,122	50,944
FNMA 03-86	4.50		09/25/18	228,313	247,725
FNMA 813842	2.21	(a)	01/01/35	28,635	30,285
GMAC Mortgage Corp. Loan Trust 05-AR3	3.56	(a)	06/19/35	50,757	51,482
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	75,969	65,061
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	715,964
GNMA 02-15	5.50		11/20/31	26,283	28,046
GNMA 03-11	4.00		10/17/29	179,480	194,429
GNMA 03-12	4.50		02/20/32	34,528	36,437
GNMA 03-26	0.67	(a)	04/16/33	24,125	24,344
GNMA 04-17	4.50		12/20/33	44,653	49,405
GNMA 583189	4.50		02/20/17	22,214	24,357
Green Tree Financial Corp. 98-5	6.22		03/01/30	162,497	178,186
GS Mortgage Loan Trust 03-3F	5.00		04/25/33	6,613	6,649
GS Mortgage Loan Trust 03-10	4.63	(a)	10/25/33	199,514	195,576
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	86,323	87,915
GS Mortgage Loan Trust 05-AR3	3.01	(a)	05/25/35	117,669	106,496
GS Mortgage Loan Trust 05-AR6	2.61	(a)	09/25/35	85,056	83,278
Home Equity Mortgage Trust 06-1	5.30	(a)	05/25/36	1,430,000	1,026,378
Home Savings of America 9	3.90	(a)	11/25/17	103,026	107,538
Home Savings of America 11	4.84	(a)	01/25/18	137,415	143,190
Household Home Equity Loan Trust 06-2	0.37	(a)	03/20/36	1,125,605	1,099,383
IMPAC Secured Assets Corp. 03-3	4.70		08/25/32	244,550	251,694
Indymac Indx Mortgage Loan Trust 04-AR6	2.80	(a)	10/25/34	13,121	11,404
Indymac Indx Mortgage Loan Trust 05-AR15	4.79	(a)	09/25/35	54,497	45,791
Indymac Indx Mortgage Loan Trust 05-L1	0.62	(a)	07/25/13	281,749	70,860
JP Morgan Mortgage Trust 04-A3	4.88	(a)	07/25/34	46,768	47,834
JP Morgan Mortgage Trust 05-A2	5.06	(a)	04/25/35	364,421	366,402
JP Morgan Residential Mortgage Acceptance Corp. 06-R1 (b)	2.82	(a)	09/28/44	55,198	54,151
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	110,654	116,749
Long Beach Mortgage Loan Trust 05-3	0.50	(a)	08/25/45	87,686	85,837
Master Adjustable Rate Mortgages Trust 04-13	2.66	(a)	04/21/34	47,013	47,308
Master Adjustable Rate Mortgages Trust 05-1	5.29	(a)	01/25/35	43,258	42,799
Master Alternative Loans Trust 03-5	6.00		08/25/33	82,006	87,338
Master Asset Backed Securities Trust 07-NCW (b)	0.52	(a)	05/25/37	654,157	566,769
Master Asset Securitization Trust 03-6	5.00		07/25/18	20,038	20,482
Master Asset Securitization Trust 07-1	6.00		10/25/22	69,714	68,699
Merrill Lynch Mortgage Investors Trust 03-A2	2.21	(a)	02/25/33	49,224	49,711
Merrill Lynch Mortgage Investors Trust 06-SL1	0.40	(a)	09/25/36	453,725	308,454
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	166,511	170,570
Morgan Stanley Mortgage Loan Trust 05-5AR	5.26	(a)	09/25/35	57,449	40,929
Morgan Stanley Mortgage Loan Trust 06-1AR	2.88	(a)	02/25/36	149,623	100,194
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	131,215
MSDWCC HELOC Trust 03-2A	0.74	(a)	04/25/16	200,800	193,282
New Century Home Equity Loan Trust 97-NC5	7.20		10/25/28	112	112
Nomura Asset Acceptance Corporation 06-AF2	0.32	(a)	08/25/36	194,492	60,570
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	284,138	267,341
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	342,142	339,506
Oakwood Mortgage Investors, Inc. 02-A	0.47	(a)	09/15/14	188,821	152,931
Option One Mortgage Loan Trust 07-6	0.28	(a)	07/25/37	560,087	553,220
Option One Mortgage Loan Trust 07-FXD1	5.60		01/25/37	739,957	697,696
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	42,061	41,476
Ownit Mortgage Loan Asset Backed Certificate 05-5	0.51	(a)	10/25/36	371,785	353,824
Prime Mortgage Trust 05-2	5.00		07/25/20	86,229	86,882
Residential Accredit Loans, Inc. 02-QS9	0.82	(a)	07/25/32	6,088	5,636

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
Residential Accredit Loans, Inc. 05-QS5	5.70%		04/25/35	$57,626	$49,749
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	439,153	315,659
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	232,710	219,696
Residential Asset Mortgage Products Inc. 03-RZ3	4.62		06/25/33	121,402	76,159
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	103,564	100,931
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	229,245	193,997
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	525,276	479,108
Residential Funding Mortgage Securities 03-HS2	3.88		07/25/33	60,498	58,063
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	57,177	58,782
Residential Funding Mortgage Securities I 05-SA2	3.11	(a)	06/25/35	44,287	34,163
Residential Funding Mortgage Securities I 06-SA1	5.39	(a)	02/25/36	44,541	35,116
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	34,353	34,571
SACO I Trust 05-6	0.80	(a)	09/25/35	432,168	205,171
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	19	19
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.75	(a)	03/25/34	26,908	26,519
Structured Adjustable Rate Mortgage Loan Trust 04-4	5.03	(a)	04/25/34	1,496,447	1,511,086
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.88	(a)	08/25/34	52,587	52,067
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.81	(a)	12/25/34	99,460	41,524
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.69	(a)	05/25/35	444,873	369,834
Structured Adjustable Rate Mortgage Loan Trust 06-1	4.51	(a)	02/25/36	41,405	33,056
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.36	(a)	02/25/36	66,937	67,472
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.26	(a)	05/25/36	133,653	99,254
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.31	(a)	05/25/36	131,825	105,633
Structured Asset Mortgage Investments 04-AR5	2.52	(a)	10/19/34	35,809	33,309
Structured Asset Securities Corp. 98-RF1 (b)	7.64	(a)	04/15/27	43,734	44,491
Structured Asset Securities Corp. 03-8	5.00		04/25/33	92,191	93,794
Structured Asset Securities Corp. 03-37A	2.79	(a)	12/25/33	250,225	248,318
Structured Asset Securities Corp. 04-3	5.43	(a)	03/25/24	227,401	237,259
Terwin Mortgage Trust 04-5HE	1.10	(a)	06/25/35	471,910	438,229
Vanderbilt Mortgage & Finance 03-A	0.88	(a)	05/07/26	319,774	300,755
Vericrest Opportunity Loan Trust 12-NL1A (b)	4.21		03/25/49	331,864	333,310
Vericrest Opportunity Loan Trust 12-NL2A (b)	2.49		02/26/52	1,375,000	1,377,791
Wachovia Mortgage Loan Trust 06-A	3.14	(a)	05/20/36	199,582	195,483
Washington Mutual Mortgage Securities Corp. 04-AR3	2.58	(a)	06/25/34	80,845	82,255
Washington Mutual Mortgage Securities Corp. 04-AR14	2.45	(a)	01/25/35	139,511	141,244
Washington Mutual Mortgage Securities Corp. 05-AR12	2.48	(a)	10/25/35	8,524	8,395
Washington Mutual MSC Mortgage Pass-Through Certificates 03-MS2	5.00		03/25/18	61,968	63,334
Wells Fargo Mortgage Backed Securities Trust 04-B	4.97	(a)	02/25/34	30,533	31,507
Wells Fargo Mortgage Backed Securities Trust 04-BB	2.62	(a)	01/25/35	17,463	17,622
Wells Fargo Mortgage Backed Securities Trust 04-E	4.90	(a)	05/25/34	45,842	47,006
Wells Fargo Mortgage Backed Securities Trust 04-EE	3.04	(a)	12/25/34	30,182	31,205
Wells Fargo Mortgage Backed Securities Trust 04-F	4.75	(a)	06/25/34	206,007	213,102
Wells Fargo Mortgage Backed Securities Trust 04-I	2.77	(a)	07/25/34	6,598	6,659
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)	07/25/34	136,751	139,612
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	68,097	70,358
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	170,989	177,900
Wells Fargo Mortgage Backed Securities Trust 04-R	2.62	(a)	09/25/34	80,440	81,564
Wells Fargo Mortgage Backed Securities Trust 05-AR13	5.24	(a)	05/25/35	47,524	48,014
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.34	(a)	08/25/35	44,318	44,696
Wells Fargo Mortgage Backed Securities Trust 05-AR15	2.62	(a)	09/25/35	310,702	308,084
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.17	(a)	10/25/35	72,969	72,770
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.53	(a)	04/25/36	63,466	62,780
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.39	(a)	12/25/36	38,192	37,646
Total Mortgage Backed Securities (Cost $35,746,303)					32,360,407

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS (16.2% of portfolio)
Alaska Housing Finance Corp.	2.80%		12/01/26	$780,000	$806,559
Carteret NJ Redevelopment Agency	2.00		11/21/12	550,000	550,253
Casino Reinvestment Development Authority NJ	5.14		06/01/15	1,145,000	1,151,675
Cuyahoga County Ohio Economic Development	3.22		12/01/14	1,725,000	1,808,180
Detroit Michigan	4.97		05/01/13	300,000	301,755
Detroit Michigan City School District	5.00		05/01/13	135,000	138,452
Downtown Smyrna Development Authority GA	3.21		02/01/15	100,000	104,411
Energy Northwest, WA	1.06		07/01/15	350,000	350,217
Energy Northwest, WA	2.15		07/01/18	850,000	868,913
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	30,000	30,000
Greater Orlando Florida Aviation Authority	5.00		10/01/12	275,000	275,000
Illinois Housing Development Authority	5.50		12/01/14	240,000	249,458
Illinois Municipal Electric Agency	2.47		02/01/13	585,000	586,229
Illinois Municipal Electric Agency	3.20		02/01/14	890,000	905,593
Illinois, State of	3.32		01/01/13	550,000	553,592
Illinois, State of	4.01		07/01/13	975,000	998,176
Illinois, State of	2.00		01/01/14	3,025,000	3,049,170
Illinois, State of	4.03		03/01/14	825,000	855,162
Illinois, State of	4.51		03/01/15	1,645,000	1,744,128
Illinois, State of Sales Tax Revenue	1.36		06/15/16	2,200,000	2,203,938
Indianapolis, Indiana Local Public Improvement Bond Bank	1.19		06/01/15	325,000	325,874
Indianapolis, Indiana Local Public Improvement Bond Bank	1.58		06/01/16	600,000	602,640
Industry California Sales Tax Revenue	3.75		01/01/13	675,000	677,045
Irvine Ranch Water District California Joint Powers Agency	2.61		03/15/14	500,000	515,480
Kentucky Asset/Liability Commission	2.94		04/01/14	955,000	981,100
Louisa Virginia Industrial Development Authority	2.50	(a)	09/01/30	2,635,000	2,685,197
Louisiana Local Government Environmental Facilities & Community Development Authority	1.11		02/01/16	501,548	502,592
Louisiana State Gas & Fuels Tax	3.00	(a)	05/01/43	450,000	450,932
Luzerne County Pennsylvania	5.20		11/15/13	335,000	340,464
Mashantucket Western Pequot Tribe Connecticut (b)	6.57		09/01/13	185,000	184,841
Massachusetts Municipal Wholesale Electric Company	0.25	(a)	07/01/14	100,000	96,525
Massachusetts Housing Finance Agency	1.17		12/01/15	425,000	423,644
Massachusetts Housing Finance Agency	1.31		06/01/16	275,000	273,983
Metropolitan Nashville, Tennessee Airport Authority	3.17		07/01/13	125,000	126,213
Michigan Strategic Fund	3.05	(a)	08/01/24	250,000	250,580
Mississippi Business Finance Corp.	2.25	(a)	12/01/40	125,000	125,571
Monroe County Michigan Economic Development Corp.	2.35	(a)	10/01/24	1,000,000	1,009,990
New Jersey Economic Development Authority	3.61		09/01/14	650,000	682,565
New York City, NY Transitional Finance Authority	1.85		05/01/19	2,025,000	2,035,490
New York City, NY Transitional Finance Authority	1.80		08/01/18	1,475,000	1,481,667
New York State Energy Research & Development Authority	1.45	(a)	06/01/36	3,750,000	3,752,775
North Carolina Housing Finance Agency	4.00		01/01/30	2,455,000	2,594,640
North Carolina State Education Assistance Authority	1.04	(a)	07/25/39	1,375,000	1,375,797
Oakland California Redevelopment Agency	6.50		09/01/13	225,000	230,157
Oakland California Redevelopment Agency	5.34		09/01/13	1,075,000	1,086,223
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	432,968
Oregon School Boards Association	0.00		06/30/15	4,050,000	3,901,203
Orleans Parish School Board, Louisiana	1.85		02/01/14	750,000	754,320
Pasadena California Pension Obligation	1.76	(a)	05/15/41	800,000	809,784
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/14	785,000	748,607
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/15	4,075,000	3,770,434
Richmond California Joint Powers Financing Authority	6.30		07/01/13	800,000	811,184
San Antonio Texas Airport System	3.20		07/01/14	550,000	570,449
Stockton California Pension Obligation	5.14		09/01/17	1,420,000	1,404,735
Utah Infrastructure Agency	3.20		10/15/16	820,000	874,202
Village of Rosemont Illinois	2.14		12/01/16	1,375,000	1,373,556
Village of Rosemont Illinois	2.77		12/01/18	1,375,000	1,369,637
Virginia Housing Development Authority	1.11		10/01/16	550,000	547,629

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS - continued
Washington Economic Development Finance Authority	2.90%		10/01/14	$1,850,000	$1,868,981
Washington Economic Development Finance Authority	3.20		10/01/15	2,350,000	2,377,495
Wayne County Michigan	3.00		03/15/13	2,725,000	2,734,074
Wayne County Michigan Building Authority	6.22		12/01/14	665,000	683,566
Wayne County Michigan Building Authority	6.82		12/01/15	730,000	766,164
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	793,946
Total Municipal Bonds (Cost $65,588,545)					66,935,780

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (3.7% of portfolio)
Farmer Mac	1.25		12/06/13	1,250,000	1,263,555
Federal Farm Credit Bank	1.93		05/13/15	1,250,000	1,252,192
Overseas Private Investment Corp.	1.45	(e)	09/20/13	1,275,000	1,596,019
Overseas Private Investment Corp.	4.10		11/15/14	230,560	239,377
Overseas Private Investment Corp.	3.56	(e)	12/14/14	32,585	38,348
Overseas Private Investment Corp.	3.50	(f)	05/02/16	1,000,000	1,136,677
Overseas Private Investment Corp.	4.87	(f)	09/07/16	1,100,000	1,403,820
Overseas Private Investment Corp.	1.05	(f)	12/09/16	1,000,000	1,014,050
Overseas Private Investment Corp.	3.56	(e)	04/23/17	1,000,000	1,193,720
Overseas Private Investment Corp.	1.50	(f)	11/17/17	1,100,000	1,136,201
Overseas Private Investment Corp.	1.01	(f)	12/10/17	875,000	886,524
Overseas Private Investment Corp.	1.55	(f)	03/15/18	1,120,000	1,160,891
Overseas Private Investment Corp.	1.34	(f)	11/20/19	1,000,000	1,026,690
Overseas Private Investment Corp.	1.50	(f)	11/15/20	1,075,000	1,082,106
The Financing Corp.	0.00	(d)	05/11/13	210,000	209,325
U.S. Department of Housing & Urban Development	6.07		08/01/21	107,000	107,342
U.S. Department of Housing & Urban Development	6.12		08/01/22	617,000	618,957
Total U.S. Government and Agency Obligations (Cost $15,158,092)					15,365,794

COMMERCIAL PAPER (13.7% of portfolio)
Apache Corp. (g)	0.42		10/05/12	4,000,000	3,999,813
Apache Corp. (g)	0.45		10/19/12	8,000,000	7,998,200
Eni Finance USA Inc. (g)	0.55		10/02/12	4,000,000	3,999,939
Eni Finance USA Inc. (g)	0.65		10/05/12	5,250,000	5,249,621
Eni Finance USA Inc. (g)	0.65		10/11/12	5,000,000	4,999,097
Eni Finance USA Inc. (g)	0.65		10/18/12	4,000,000	3,998,772
South Jersey Gas Co (g)	0.43		10/03/12	4,000,000	3,999,905
South Jersey Gas Co. (g)	0.43		10/04/12	4,000,000	3,999,857
South Jersey Gas Co. (g)	0.42		10/09/12	4,000,000	3,999,627
South Jersey Gas Co. (g)	0.43		10/12/12	4,000,000	3,999,475
South Jersey Gas Co. (g)	0.43		10/16/12	4,000,000	3,999,283
URENCO Finance NV (g)	0.50		10/11/12	3,000,000	2,999,583
Vectren Utility Holding Co. (g)	0.40		10/03/12	3,500,000	3,499,922
Total Commercial Paper (Cost $56,743,094)					56,743,094

				Shares

MONEY MARKET ACCOUNT (2.1% of portfolio)
State Street Institutional Liquid Reserves Fund	0.21	(h)		8,840,958	8,840,958
Total Money Market Account (Cost $8,840,958)					8,840,958
TOTAL INVESTMENTS IN SECURITIES (Cost $411,786,405) - 100%					$413,820,123

________________________________

(a)	Variable coupon rate as of September 30, 2012.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total of such securities at period-end amounts to $39,537,658 and represents 9.6% total investments.

(c)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(d)	Zero coupon security, purchased at a discount.
(e)	Interest is paid at maturity.
(f)	Interest is paid at put date.
(g)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund’s Board of Directors.  The total of such securities at period-end amounts to $56,743,094 or 13.7% of total investment.

(h)	7-day yield at September 30, 2012.

At September 30, 2012, the cost of investment securities for tax purposes was $411,786,405.  Net unrealized appreciation of investment securities was $2,033,718 consisting of unrealized gains of $7,620,359 and unrealized losses of $5,586,641.

Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$94,946,268	$-	$94,946,268
Yankee Bonds	$-	$78,103,499	$-	$78,103,499
Asset Backed Securities	$-	$58,194,448	$2,329,875	$60,524,323
Municipal Bonds	$-	$66,935,780	$-	$66,935,780
Mortgage Backed Securities	$-	$32,360,407	$-	$32,360,407
Commercial Paper	$-	$56,743,094	$-	$56,743,094
U.S. Government Obligations	$-	$15,365,794	$-	$15,365,794
Cash Equivalents	$8,840,958	$-	$-	$8,840,958
	$8,840,958	$402,649,290	$2,329,875	$413,820,123

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Asset Backed Security
Balance as of December 31, 2011	$-
Net purchase/(sale) at cost	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	30,979
Accretion/(amortization)	-
Transfer into Level 3 (a)	2,298,896
Transfer out of Level 3	-
Balance as of September 30, 2012	$2,329,875

(a)  Security price supplied by broker. Transferred from Level 2 to Level 3 due to lack of observable maket data to corroborate price.

STOCK INDEX FUND
Portfolio of Investments
September 30, 2012
(Unaudited)

	Cost	Value
Investment in S&P 500 Stock Master Portfolio	$47,086,751	$72,314,411

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock Fund Advisors.  As of September 30, 2012, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 4.2%.  See the Portfolio of Investments for the S&P 500 Stock Master Portfolio for holdings information.

VALUE FUND
Portfolio of Investments
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS (97.3% of portfolio)
CONSUMER DISCRETIONARY - 7.0%
Auto Components
Cooper Tire & Rubber Co.	440,000	$8,439,200
Distributors
Genuine Parts Co.	315,400	19,248,862
Multiline Retail
Dillard's, Inc. (Class A)	192,700	13,936,064
Total Consumer Discretionary		41,624,126

CONSUMER STAPLES - 4.5%
Food Products
Dean Foods Co. (a)	859,800	14,057,730
J.M. Smucker Co. (The)	148,853	12,850,479
Total Consumer Staples		26,908,209

ENERGY - 15.9%
Energy Equipment & Services
Baker Hughes Inc.	187,000	8,458,010
Oil, Gas, & Consumable Fuels
Chevron Corp.	200,000	23,312,000
ConocoPhillips	259,000	14,809,620
Marathon Oil Corp.	461,000	13,631,770
Marathon Petroleum Corp.	189,000	10,317,510
Phillips 66 (a)	159,500	7,396,015
QEP Resources, Inc.	367,400	11,631,884
Questar Corp.	271,000	5,509,430
Total Energy		95,066,239

FINANCIALS - 8.8%
Commercial Banks
Commerce Bancshares, Inc.	29,975	1,208,892
Wells Fargo & Co.	158,000	5,455,740
Diversified Financial Services
Bank of America Corp.	290,200	2,562,466
JPMorgan Chase & Co.	442,600	17,916,448
Insurance
Allstate Corp. (The)	369,000	14,616,090
Chubb Corp. (The)	122,000	9,306,160
Principal Financial Group, Inc.	55,600	1,497,864
Total Financials		52,563,660

HEALTH CARE - 22.2%
Health Care Equipment & Supplies
Covidien PLC	207,600	12,335,592
Pharmaceuticals
Abbott Laboratories	399,000	27,355,440
Bristol-Myers Squibb Co.	829,700	28,002,375
GlaxoSmithKline plc ADR	354,000	16,368,960
Hospira, Inc. (a)	379,400	12,451,908
Merck & Co., Inc.	193,194	8,713,049
Pfizer Inc.	1,107,000	27,508,950
Total Health Care		132,736,274

INDUSTRIALS - 18.5%
Airlines
Southwest Airlines Co.	844,100	7,402,757

VALUE FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Commercial Services & Supplies
Avery Dennison Corp.	520,000	$16,546,400
Industrial Conglomerates
General Electric Co.	979,000	22,233,090
Honeywell International Inc.	281,100	16,795,725
Tyco International Ltd.	164,850	9,274,461
Machinery
Flowserve Corp.	95,300	12,173,622
Parker-Hannifin Corp.	246,400	20,594,112
Distributors
Applied Industrial Technologies, Inc.	130,500	5,406,615
Total Industrials		110,426,782

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment
Cisco Systems, Inc.	1,018,500	19,443,165
Computers & Peripherals
Dell Inc. (a)	1,282,000	12,640,520
Hewlett-Packard Co.	861,900	14,704,014
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	8,939,529
IT Services
SAIC, Inc. (a)	603,000	7,260,120
Semiconductors & Semiconductor Equipment
Intel Corp.	1,113,000	25,242,840
Total Information Technology		88,230,188

MATERIALS - 5.7%
Chemicals
Dow Chemical Co. (The)	696,900	20,182,224
Containers & Packaging
Bemis Co., Inc.	433,600	13,645,392
Total Materials		33,827,616
Total Common Stocks (Cost $419,769,238)		581,383,094

MONEY MARKET ACCOUNT (2.7% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.21% (b)	16,399,498	16,399,498
Total Money Market Account (Cost $16,399,498)		16,399,498

TOTAL INVESTMENTS IN SECURITIES (Cost $436,168,735) - 100%		$597,782,592
________________________________

(a)	Non-income producing.
(b)	7-day yield at September 30, 2012.

ADR - American Depositary Receipt

At September 30, 2012, the cost of investment securities for tax purposes was $436,168,735.  Net unrealized appreciation of investment securities was $161,613,857 consisting of unrealized gains of $208,900,774 and unrealized losses of $47,286,917.

Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$581,383,094	$-	$-	$581,383,094
Cash Equivalents	$16,399,498	$-	$-	$16,399,498
	$597,782,592	$-	$-	$597,782,592

There were no transfers between levels during the period ended September 30, 2012.

GROWTH FUND
Portfolio of Investments
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS (98.1% of portfolio)
CONSUMER DISCRETIONARY - 18.7%
Hotels, Restaurants & Leisure
Carnival Corp.	21,800	$794,392
Chipotle Mexican Grill Inc. (a)	1,160	368,346
Las Vegas Sands Corp.	15,100	700,187
Starbucks Corp.	18,300	928,725
Starwood Hotels & Resorts Worldwide, Inc.	11,300	654,948
Household Durables
D.R. Horton, Inc.	9,900	204,336
Internet & Catalog Retail
Amazon.com, Inc. (a)	6,080	1,546,266
Groupon, Inc. (a)	27,100	128,996
Netflix, Inc. (a)	3,500	190,540
priceline.com Inc. (a)	1,970	1,218,898
Specialty Retail
Fossil, Inc. (a)	4,750	402,325
Michael Kors Holdings Ltd. (a)	3,900	207,402
Ralph Lauren Corp.	1,100	166,353
Tractor Supply Co.	2,100	207,669
Total Consumer Discretionary		7,719,383

CONSUMER STAPLES - 0.9%
Beverages
Monster Beverage Corp. (a)	3,000	162,480
Food & Staples Retailing
Whole Foods Market, Inc.	2,200	214,280
Total Consumer Staples		376,760

ENERGY - 5.5%
Oil, Gas,& Consumable Fuels
Cimarex Energy Co.	7,300	427,415
EOG Resources Inc.	3,800	425,790
Pioneer Natural Resources Co.	2,800	292,320
Range Resources Corp.	8,400	586,908
Southwestern Energy Co. (a)	7,200	250,416
Williams Cos., Inc. (The)	8,000	279,760
Total Energy		2,262,609

FINANCIALS - 2.4%
Capital Markets
Franklin Resources Inc.	5,400	675,378
TD Ameritrade Holding Corp.	21,400	328,918
Total Financials		1,004,296

HEALTH CARE - 14.5%
Biotechnology
Alexion Pharmaceuticals Inc. (a)	3,900	446,160
Biogen Idec Inc. (a)	3,090	461,121
Celgene Corp. (a)	3,850	294,140
Gilead Sciences, Inc. (a)	14,900	988,317
Regeneron Pharmaceuticals, Inc. (a)	600	91,596
Health Care Equipment & Supplies
Stryker Corp.	7,300	406,318
Health Care Providers & Services
Express Scripts Inc. (a)	11,500	720,705
McKesson Corp.	7,200	619,416
Unitedhealth Group Inc.	11,300	626,133

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Health Care Technology
Catamaran Corp. (a)	3,128	$306,450
Edwards Lifesciences Corp. (a)	5,700	612,009
Pharmaceuticals
Valeant Pharmaceuticals International, Inc. (a)	7,300	403,471
Total Health Care		5,975,836

INDUSTRIALS - 12.0%
Airlines
United Continental Holdings Inc. (a)	14,600	284,700
Aerospace & Defense
Boeing Co. (The)	12,200	849,364
Precision Castparts Corp.	4,100	669,694
Air Freight & Logistics
United Parcel Service, Inc. (Class B)	8,700	622,659
Machinery
Danaher Corp.	22,500	1,240,875
Road & Rail
Union Pacific Corp.	7,300	866,510
Trading Companies & Distributors
Fastenal Co.	9,800	421,302
Total Industrials		4,955,104

INFORMATION TECHNOLOGY - 38.3%
Communications Equipment
Juniper Networks, Inc. (a)	49,000	838,390
QUALCOMM, Inc.	14,700	918,603
Computers & Peripherals
Apple Inc.	6,685	4,460,633
EMC Corp. (a)	25,600	698,112
SanDisk Corp. (a)	16,300	707,909
Internet Software & Services
Akamai Technologies, Inc. (a)	6,200	237,212
Baidu, Inc. ADR (a)	5,300	619,146
eBay Inc. (a)	12,400	600,284
Google Inc. (Class A) (a)	2,705	2,040,923
LinkedIn Corp. (a)	1,700	204,680
IT Services
Cognizant Technology Solutions Corp., (Class A) (a)	3,300	230,736
IHS Inc. (Class A) (a)	2,300	223,905
MasterCard Inc.	2,415	1,090,324
Rackspace Hosting, Inc. (a)	3,000	198,270
Semiconductors & Semiconductor Equipment
Atmel Corp. (a)	48,100	253,006
Broadcom Corp. (Class A)	17,500	605,150
Software
Informatica Corp. (a)	6,600	229,746
Nuance Communications, Inc. (a)	14,500	360,905
Red Hat, Inc. (a)	7,200	409,968
salesforce.com, Inc. (a)	3,700	564,953
Tibco Software Inc. (a)	9,300	281,139
Total Information Technology		15,773,994

MATERIALS - 3.2%
Chemicals
Praxair Inc.	6,530	678,336
Sherwin-Williams Co.	4,250	632,867
Total Materials		1,311,203

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services
Crown Castle International Corp. (a)	16,400	$1,051,240
Total Telecommunication Services		1,051,240
Total Common Stocks (Cost $34,166,768)		40,430,425

MONEY MARKET ACCOUNT (1.9% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.21% (b)	775,125	775,125
Total Money Market Account (Cost $775,125)		775,125

TOTAL INVESTMENTS IN SECURITIES (Cost $34,941,893) - 100%		$41,205,550
________________________________

(a)	Non-income producing.
(b)	7-day yield at September 30, 2012.

ADR - American Depositary Receipt

At September 30, 2012, the cost of investment securities for tax purposes was $35,065,207.  Net unrealized appreciation of investment securities was $6,140,343 consisting of unrealized gains of $7,198,204 and unrealized losses of $1,057,861.

Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$40,430,425	$-	$-	$40,430,425
Cash Equivalents	$775,125	$-	$-	$775,125
	$41,205,550	$-	$-	$41,205,550

There were no transfers between levels during the period ended September 30, 2012.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS (82.3% of portfolio)
CONSUMER DISCRETIONARY - 13.3%
Auto Components
Cooper Tire & Rubber Co.	419,000	$8,036,420
Diversified Consumer Services
Matthews International Corp. (Class A)	131,642	3,925,564
Multiline Retail
Nordstrom, Inc.	90,000	4,966,200
Restaurants
Brinker International, Inc.	200,000	7,060,000
Cracker Barrel Old Country Store, Inc.	141,600	9,502,776
Wendy's Co. (The)	1,804,200	8,209,110
Specialty Retail
Sally Beauty Holdings, Inc. (a)	114,000	2,860,260
Total Consumer Discretionary		44,560,330

CONSUMER STAPLES - 13.1%
Food Distribution
Core-Mark Holding Company, Inc.	57,500	2,766,325
United Natural Foods, Inc. (a)	159,600	9,328,620
Food Products
Dean Foods Co. (a)	650,000	10,627,500
J.M. Smucker Co. (The)	40,868	3,528,134
Food & Staples Retailing
Fred's, Inc.	619,700	8,818,331
Harris Teeter Supermarkets, Inc.	228,100	8,859,404
Total Consumer Staples		43,928,314

ENERGY - 2.7%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	1,666,350
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	3,477,870
QEP Resources, Inc.	26,600	842,156
Questar Corp.	26,600	540,778
SM Energy Co.	49,000	2,651,390
Total Energy		9,178,544

FINANCIALS - 6.7%
Commercial Banks
Cardinal Financial Corp.	315,300	4,508,790
Middleburg Financial Corp.	97,700	1,735,152
National Bankshares, Inc. (Virginia)	131,700	4,372,440
Southcoast Financial Corp. (a)	56,507	234,504
Valley National Bancorp	211,890	2,123,138
Consumer Finance
Encore Capital Group, Inc. (a)	229,600	6,488,496
Diversified Financial Services
Asset Acceptance Capital Corp. (a)	299,815	2,236,620
UMB Financial Corp.	20,269	986,695
Total Financials		22,685,835

HEALTH CARE - 3.0%
Health Care Equipment & Supplies
STERIS Corp.	284,100	10,077,027
Total Health Care		10,077,027

INDUSTRIALS - 26.5%
Aerospace & Defense
Huntington Ingalls Industries, Inc. (a)	146,805	6,173,150

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Triumph Group, Inc.	136,800	$8,554,104
Construction & Engineering
Dycom Industries, Inc. (a)	392,900	5,649,902
Distributors
Applied Industrial Technologies, Inc.	254,402	10,539,875
Electrical Equipment
Rofin-Sinar Technologies Inc. (a)	511,100	10,084,003
Industrial Conglomerates
Carlisle Companies Inc.	125,600	6,521,152
CLARCOR Inc.	87,100	3,887,273
Standex International Corp.	19,500	866,775
Machinery
Flowserve Corp.	14,500	1,852,230
Gorman-Rupp Co. (The)	252,158	6,808,266
Manitowoc Co., Inc. (The)	709,400	9,463,396
Regal Beloit Corp.	58,500	4,123,080
Road & Rail
Knight Transportation, Inc.	382,400	5,468,320
Werner Enterprises, Inc.	429,000	9,167,730
Total Industrials		89,159,256

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment
Belden Inc.	273,492	10,086,385
Computers & Peripherals
Western Digital Corp. (a)	70,000	2,711,100
IT Services
Cass Information Systems, Inc.	34,252	1,437,557
Computer Services, Inc.	220,346	6,590,549
ManTech International Corp.	410,183	9,844,392
Total Information Technology		30,669,983

MATERIALS - 7.9%
Chemicals
Olin Corp.	423,668	9,206,305
PolyOne Corp.	359,310	5,953,767
Polypore International, Inc. (a)	84,800	2,997,680
Westlake Chemical Corp.	115,700	8,453,042
Total Materials		26,610,794
Total Common Stocks (Cost $213,539,772)		276,870,083

EXCHANGE TRADED FUND (9.3% of portfolio)
iShares Russell 2000 Value Index	212,000	15,675,280
iShares S&P SmallCap 600 Value Index	203,000	15,645,210
Total Exchange Traded Fund (Cost $29,234,679)		31,320,490

MONEY MARKET ACCOUNT (8.4% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.21% (b)	28,196,327	28,196,327
Total Money Market Account (Cost $28,196,327)		28,196,327

TOTAL INVESTMENTS IN SECURITIES (Cost $270,970,778) - 100%		$336,386,900
________________________________

(a)	Non-income producing.
(b)	7-day yield at September 30, 2012.

At September 30, 2012, the cost of investment securities for tax purposes was $270,970,778.  Net unrealized appreciation of investment securities was $65,416,122 consisting of unrealized gains of $75,162,072 and unrealized losses of $9,745,950.

Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$276,870,083	$-	$-	$276,870,083
Exchange Traded Fund	$31,320,490	$-	$-	$31,320,490
Cash Equivalents	$28,196,327	$-	$-	$28,196,327
	$336,386,900	$-	$-	$336,386,900

There were no transfers between levels during the period ended September 30, 2012.

INTERNATIONAL VALUE FUND
Portfolio of Investments
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS (99.0% of portfolio)
BRAZIL - 1.6%
Petroleo Brasileiro SA - ADR	85,350	$1,957,929
Rossi Residencial SA	242,750	602,310
Total Brazil		2,560,239

BRITAIN - 12.2%
BAE Systems PLC	760,050	3,996,149
HSBC Holdings PLC - ADR	68,650	3,189,479
Pearson PLC	77,550	1,515,990
Tesco PLC	653,650	3,510,107
Vodafone Group PLC	1,048,724	2,980,086
WPP Group PLC	284,250	3,871,730
Total Britain		19,063,541

CANADA - 2.1%
Encana Corp.	147,150	3,225,528
Total Canada		3,225,528

CHINA - 0.7%
Guangzhou Automobile Group Co., Ltd.	1,645,150	1,076,236
Total China		1,076,236

DENMARK - 2.3%
Danske Bank Group	200,800	3,618,765
Total Denmark		3,618,765

FINLAND - 1.3%
Neste Oil OYJ	153,800	2,020,664
Total Finland		2,020,664

FRANCE - 12.2%
AXA SA	226,600	3,373,545
Cap Gemini SA	82,450	3,484,246
Compagnie de Saint-Gobain SA	79,378	2,778,399
GDF SUEZ SA	131,350	2,928,058
Total SA	66,750	3,320,805
Vivendi SA	157,350	3,066,279
Total France		18,951,332

GERMANY - 9.9%
Commerzbank AG	1,766,050	3,159,416
Daimler AG REG	71,300	3,460,586
Deutsche Böerse AG	57,200	3,165,315
Metro AG	85,300	2,555,544
ThyssenKrupp AG	143,650	3,060,147
Total Germany		15,401,008

HONG KONG - 3.1%
Hutchison Whampoa Ltd.	284,950	2,742,508
New World Development Co. Ltd.	1,395,925	2,147,538
Total Hong Kong		4,890,046

ITALY - 6.0%
Eni SpA	158,250	3,469,389
Intesa Sanpaolo SpA	2,235,850	3,409,322
Telecom Italia SpA	2,734,400	2,395,290
Total Italy		9,274,001

INTERNATIONAL VALUE FUND
Portfolio of Investments
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
ISRAEL - 1.9%
Teva Pharmaceutical Industries Ltd. - ADR	72,000	$2,981,520
Total Israel		2,981,520

JAPAN - 17.3%
Bridgestone Corp.	162,350	3,765,260
Daiichi Sankyo Co., Ltd.	168,000	2,767,331
Daiwa Securities Group Inc.	807,885	3,068,577
Mori Seiki Co., Ltd.	129,700	825,446
MS & AD Insurance Group Holdings, Inc.	164,705	2,843,198
Nikon Corp.	117,350	3,226,804
Nippon Sheet Glass Co. Ltd.	512,750	360,603
Nissan Motor Co., Ltd.	359,450	3,059,170
Sumitomo Corp.	274,200	3,688,707
Sumitomo Mitsui Trust Holdings, Inc.	1,122,750	3,333,274
Total Japan		26,938,370

NETHERLANDS - 4.6%
AEGON NV	784,250	4,077,147
DSM NV	62,100	3,097,813
Total Netherlands		7,174,960

PORTUGAL - 1.0%
Banco Espirito Santo SA	2,176,600	1,578,132
Total Portugal		1,578,132

REPUBLIC OF SOUTH KOREA - 3.8%
Posco	9,200	3,010,766
SK Telecom Co., Ltd.	9,032	1,186,412
SK Telecom Co., Ltd. - ADR	122,996	1,788,362
Total Republic of South Korea		5,985,540

SINGAPORE - 1.9%
Keppel Corp. Ltd.	319,510	2,954,122
Total Singapore		2,954,122

SPAIN - 1.7%
Banco Bilbao Vizcaya Argentaria SA	235,962	1,856,515
IBERDROLA SA	167,750	760,580
Total Spain		2,617,095

SWITZERLAND - 11.9%
Adecco SA REG	61,650	2,942,793
Credit Suisse Group AG	145,050	3,066,971
Givaudan SA REG	2,382	2,261,479
Holcim Ltd.	50,536	3,218,688
Nestlé SA REG	23,200	1,463,858
Novartis AG REG	48,950	2,995,909
Roche Holding AG	14,150	2,646,710
Total Switzerland		18,596,408

THAILAND - 3.5%
Bangkok Bank Public Company Ltd.	275,100	1,791,870
PTT Public Company Ltd.	337,800	3,610,663
Total Thailand		5,402,533
Total Common Stocks (Cost $166,241,244)		154,310,040

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
MONEY MARKET ACCOUNT (1.0% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.21% (a)	1,533,387	$1,533,387
Total Money Market Account (Cost $1,533,387)		1,533,387

TOTAL INVESTMENTS IN SECURITIES (Cost $167,774,631) - 100%		$155,843,427
________________________________

(a)	7-day yield at September 30, 2012.

SA - Sociedad Anónima or Société Anonyme
ADR - American Depositary Receipt
PLC - Public Limited Company
OYJ - Julkinen Osakeyhtiö
AG - Aktiengesellschaft
REG - Registered shares
SpA - Società per Azioni
NV - Naamloze Vennottschap
ASA - Allmennaksjeselskap

At September 30, 2012, the cost of investment securities for tax purposes was $168,445,367.  Net unrealized depreciation of investment securities was $12,601,940 consisting of unrealized gains of $9,353,441 and unrealized losses of $21,955,381.

Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$-	$140,564,912	$-	$140,564,912
Foreign Equities - not fair valued	$3,827,838	$-	$-	$3,827,838
American Depository Receipts	$9,917,290	$-	$-	$9,917,290
Cash Equivalents	$1,533,387	$-	$-	$1,533,387
	$15,278,515	$140,564,912	$-	$155,843,427

There were no transfers between levels during the period ended September 30, 2012.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS (99.4% of net assets)
Aerospace & Defense - 2.2%
The Boeing Co. (a)	89,212	$6,210,940
General Dynamics Corp.	43,860	2,900,023
Honeywell International, Inc.	102,545	6,127,064
L-3 Communications Holdings, Inc.	12,640	906,414
Lockheed Martin Corp.	35,346	3,300,610
Northrop Grumman Corp.	32,631	2,167,677
Precision Castparts Corp. (a)	19,077	3,116,037
Raytheon Co.	43,562	2,490,004
Rockwell Collins, Inc. (a)	18,818	1,009,398
Textron, Inc.	36,743	961,564
United Technologies Corp.	110,507	8,651,593
Total Aerospace & Defense		37,841,324

Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	21,098	1,235,288
Expeditors International of Washington, Inc.	27,558	1,002,009
FedEx Corp.	38,594	3,265,824
United Parcel Service, Inc., Class B	94,748	6,781,114
Total Air Freight & Logistics		12,284,235

Airlines – 0.0%
Southwest Airlines Co. (a)	95,810	840,254
Total Airlines		840,254

Auto Components – 0.2%
BorgWarner, Inc. (a)(b)	14,975	1,034,922
The Goodyear Tire & Rubber Co. (b)	31,751	387,045
Johnson Controls, Inc.	89,736	2,458,766
Total Auto Components		3,880,733

Automobiles – 0.4%
Ford Motor Co.	500,971	4,939,574
Harley-Davidson, Inc.	30,038	1,272,710
Total Automobiles		6,212,284

Beverages – 2.4%
Beam, Inc.	20,728	1,192,689
Brown-Forman Corp., Class B (a)	19,828	1,293,777
The Coca-Cola Co.	509,520	19,326,093
Coca-Cola Enterprises, Inc.	36,947	1,155,333
Constellation Brands, Inc. (b)	19,751	638,945
Dr Pepper Snapple Group, Inc. (a)	27,596	1,228,850
Molson Coors Brewing Co., Class B	20,392	918,659
Monster Beverage Corp. (b)	20,080	1,087,533
PepsiCo Inc.	204,553	14,476,216
Total Beverages		41,318,095

Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc. (b)	25,337	2,898,553
Amgen, Inc.	101,279	8,539,845
Biogen Idec, Inc. (b)	31,081	4,638,218
Celgene Corp. (b)	56,949	4,350,903
Gilead Sciences, Inc. (b)	99,397	6,593,003
Total Biotechnology		27,020,522

Building Products – 0.0%
Masco Corp.	46,647	702,037
Total Building Products		702,037

Capital Markets – 1.8%
Ameriprise Financial, Inc.	28,005	1,587,604
The Bank of New York Mellon Corp.	155,091	3,508,158
BlackRock, Inc. (c)	16,794	2,994,370
The Charles Schwab Corp. (a)	143,671	1,837,552
E*TRADE Financial Corp. (b)	32,945	290,245
Federated Investors, Inc., Class B (a)	12,030	248,901
Franklin Resources, Inc.	18,306	2,289,531
The Goldman Sachs Group, Inc.	59,399	6,752,478
Invesco Ltd.	58,350	1,458,167
Legg Mason, Inc. (a)	16,304	402,383
Morgan Stanley	182,805	3,060,156
Northern Trust Corp.	29,137	1,352,394
State Street Corp.	63,391	2,659,886
T Rowe Price Group, Inc.	33,290	2,107,257
Total Capital Markets		30,549,082

Chemicals – 2.4%
Air Products & Chemicals, Inc.	27,772	2,296,744
Airgas, Inc.	9,051	744,897
CF Industries Holdings, Inc.	8,320	1,849,037
The Dow Chemical Co. (a)	157,358	4,557,088
E.I. du Pont de Nemours & Co. (a)	122,226	6,144,301
Eastman Chemical Co.	20,012	1,140,884
Ecolab, Inc.	34,885	2,260,897
FMC Corp. (a)	17,960	994,625
International Flavors & Fragrances, Inc.	10,622	632,859
LyondellBasell Industries NV, Class A	44,499	2,298,818
Monsanto Co.	70,016	6,372,856

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
The Mosaic Co.	36,650	$2,111,407
PPG Industries, Inc.	20,030	2,300,245
Praxair, Inc. (a)	39,156	4,067,525
The Sherwin-Williams Co. (a)	11,164	1,662,431
Sigma-Aldrich Corp. (a)	15,804	1,137,414
Total Chemicals		40,572,028

Commercial Banks – 2.8%
BB&T Corp. (a)	91,763	3,042,861
Comerica, Inc.	25,517	792,303
Fifth Third Bancorp	120,472	1,868,521
First Horizon National Corp. (a)	32,505	313,023
Huntington Bancshares, Inc.	112,187	774,090
KeyCorp	123,664	1,080,823
M&T Bank Corp. (a)	16,007	1,523,226
PNC Financial Services Group, Inc. (c)	69,527	4,387,154
Regions Financial Corp.	185,116	1,334,686
SunTrust Banks, Inc.	70,614	1,996,258
U.S. Bancorp (a)	249,048	8,542,347
Wells Fargo & Co.	646,411	22,320,572
Zions BanCorp. (a)	23,899	493,634
Total Commercial Banks		48,469,498

Commercial Services & Supplies – 0.6%
Avery Dennison Corp.	13,447	427,883
Cintas Corp. (a)	14,314	593,315
Iron Mountain, Inc. (a)	20,370	694,821
Pitney Bowes, Inc. (a)	25,978	359,016
R.R. Donnelley & Sons Co. (a)	23,241	246,355
Republic Services, Inc. (a)	39,986	1,100,015
Stericycle, Inc. (b)	11,204	1,014,186
Tyco International Ltd.	60,368	3,396,304
Waste Management, Inc. (a)	57,820	1,854,865
Total Commercial Services & Supplies		9,686,760

Communications Equipment – 1.9%
Cisco Systems, Inc.	695,290	13,273,086
F5 Networks, Inc. (b)	10,347	1,083,331
Harris Corp. (a)	14,762	756,109
JDS Uniphase Corp. (b)	29,890	370,188
Juniper Networks, Inc. (b)	68,970	1,180,077
Motorola Solutions, Inc. (a)	37,893	1,915,491
QUALCOMM, Inc.	223,885	13,990,574
Total Communications Equipment		32,568,856

Computers & Peripherals – 6.0%
Apple, Inc.	123,250	82,239,795
Dell, Inc.	192,882	1,901,817
EMC Corp. (b)	275,757	7,519,893
Hewlett-Packard Co.	258,221	4,405,250
NetApp, Inc. (b)	47,617	1,565,647
SanDisk Corp. (b)	31,613	1,372,953
Seagate Technology Plc	47,072	1,459,232
Western Digital Corp.	29,700	1,150,281
Total Computers & Peripherals		101,614,868

Construction & Engineering – 0.1%
Fluor Corp.	21,942	1,234,896
Jacobs Engineering Group, Inc. (b)	16,931	684,520
Quanta Services, Inc. (b)	27,838	687,599
Total Construction & Engineering		2,607,015

Construction Materials – 0.0%
Vulcan Materials Co. (a)	16,898	799,275
Total Construction Materials		799,275

Consumer Finance – 0.9%
American Express Co.	129,909	7,386,626
Capital One Financial Corp.	76,299	4,349,806
Discover Financial Services	68,150	2,707,600
SLM Corp.	62,752	986,461
Total Consumer Finance		15,430,493

Containers & Packaging – 0.1%
Ball Corp.	20,329	860,120
Bemis Co., Inc. (a)	13,376	420,943
Owens-Illinois, Inc. (b)	21,399	401,445
Sealed Air Corp.	24,042	371,689
Total Containers & Packaging		2,054,197

Distributors – 0.1%
Genuine Parts Co. (a)	20,309	1,239,458
Total Distributors		1,239,458

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)(b)	13,092	380,323
H&R Block, Inc. (a)	35,603	617,000
Total Diversified Consumer Services		997,323

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Diversified Financial Services – 3.0%
Bank of America Corp.	1,416,443	$12,507,192
Citigroup, Inc.	385,424	12,611,073
CME Group, Inc.	40,521	2,321,853
IntercontinentalExchange, Inc. (b)	9,528	1,271,130
JPMorgan Chase & Co.	499,356	20,213,931
Leucadia National Corp. (a)	25,914	589,544
Moody's Corp. (a)	25,655	1,133,181
The NASDAQ OMX Group, Inc.	15,872	369,738
NYSE Euronext	32,955	812,341
Total Diversified Financial Services		51,829,983

Diversified Telecommunication Services – 3.0%
AT&T, Inc.	759,007	28,614,564
CenturyLink, Inc. (a)	81,740	3,302,296
Frontier Communications Corp. (a)	130,617	640,023
Verizon Communications, Inc.	374,471	17,064,643
Windstream Corp. (a)	76,806	776,509
Total Diversified Telecommunication Services		50,398,035

Electric Utilities – 2.0%
American Electric Power Co., Inc.	63,633	2,796,034
Duke Energy Corp.	92,497	5,993,806
Edison International	42,718	1,951,786
Entergy Corp. (a)	23,235	1,610,186
Exelon Corp.	112,079	3,987,771
FirstEnergy Corp.	54,864	2,419,502
NextEra Energy, Inc. (a)	55,506	3,903,737
Northeast Utilities	41,112	1,571,712
Pepco Holdings, Inc. (a)	29,886	564,845
Pinnacle West Capital Corp.	14,300	755,040
PPL Corp. (a)	76,168	2,212,680
Southern Co.	114,903	5,295,879
Xcel Energy, Inc.	63,906	1,770,835
Total Electric Utilities		34,833,813

Electrical Equipment – 0.5%
Cooper Industries Plc, Class A	20,949	1,572,432
Emerson Electric Co.	95,525	4,610,991
Rockwell Automation, Inc. (a)	18,518	1,287,927
Roper Industries, Inc. (a)	12,811	1,407,801
Total Electrical Equipment		8,879,151

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	21,101	1,242,427
Corning, Inc.	196,895	2,589,169
FLIR Systems, Inc.	20,008	399,660
Jabil Circuit, Inc.	24,337	455,589
Molex, Inc. (a)	17,848	469,045
TE Connectivity Ltd. (a)	56,101	1,907,995
Total Electronic Equipment, Instruments & Components		7,063,885

Energy Equipment & Services – 1.9%
Baker Hughes, Inc. (a)	57,682	2,608,957
Cameron International Corp. (b)	32,287	1,810,332
Diamond Offshore Drilling, Inc. (a)	9,094	598,476
Ensco PLC, Class A (a)	30,416	1,659,497
FMC Technologies, Inc. (b)	31,231	1,445,995
Halliburton Co.	121,836	4,104,655
Helmerich & Payne, Inc.	13,937	663,541
Nabors Industries Ltd. (b)	37,666	528,454
National Oilwell Varco, Inc. (a)	56,002	4,486,320
Noble Corp.	33,069	1,183,209
Rowan Cos. Plc, Class A (b)	16,112	544,102
Schlumberger Ltd.	174,414	12,615,365
Total Energy Equipment & Services		32,248,903

Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	56,794	5,686,499
CVS Caremark Corp.	167,168	8,094,275
The Kroger Co.	72,334	1,702,742
Safeway, Inc. (a)	31,191	501,863
Sysco Corp. (a)	76,953	2,406,320
Wal-Mart Stores, Inc. (a)	221,225	16,326,405
Walgreen Co.	112,543	4,101,067
Whole Foods Market, Inc.	22,527	2,194,130
Total Food & Staples Retailing		41,013,301

Food Products – 1.7%
Archer Daniels Midland Co.	86,397	2,348,270
Campbell Soup Co. (a)	23,526	819,175
ConAgra Foods, Inc.	53,891	1,486,853
Dean Foods Co. (b)	23,939	391,403
General Mills, Inc.	85,103	3,391,354
H.J. Heinz Co. (a)	42,009	2,350,404
The Hershey Co. (a)	19,863	1,408,088
Hormel Foods Corp. (a)	17,788	520,121
The J.M. Smucker Co.	14,590	1,259,555
Kellogg Co. (a)	32,348	1,671,098

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Kraft Foods, Inc., Class A	233,209	$9,643,192
McCormick & Co., Inc. (a)	17,353	1,076,580
Mead Johnson Nutrition Co.	26,721	1,958,115
Tyson Foods, Inc., Class A	37,769	605,059
Total Food Products		28,929,267

Gas Utilities – 0.1%
AGL Resources, Inc. (a)	15,342	627,641
ONEOK, Inc.	26,967	1,302,776
Total Gas Utilities		1,930,417

Health Care Equipment & Supplies – 1.8%
Baxter International, Inc.	71,863	4,330,464
Becton Dickinson & Co. (a)	26,299	2,066,050
Boston Scientific Corp. (b)	185,442	1,064,437
C.R. Bard, Inc.	10,416	1,090,034
CareFusion Corp. (b)	28,985	822,884
Covidien Plc	63,034	3,745,480
DENTSPLY International, Inc. (a)	18,526	706,582
Edwards Lifesciences Corp. (b)	15,162	1,627,944
Intuitive Surgical, Inc. (b)	5,240	2,597,101
Medtronic, Inc. (a)	134,536	5,801,192
St. Jude Medical, Inc.	41,155	1,733,860
Stryker Corp.	38,325	2,133,170
Varian Medical Systems, Inc. (b)	14,467	872,650
Zimmer Holdings, Inc.	22,853	1,545,320
Total Health Care Equipment & Supplies		30,137,168

Health Care Providers & Services – 1.9%
Aetna, Inc.	44,378	1,757,369
AmerisourceBergen Corp.	32,943	1,275,223
Cardinal Health, Inc.	44,901	1,749,792
Cigna Corp.	37,799	1,782,979
Coventry Health Care, Inc.	18,012	750,920
DaVita, Inc. (b)	11,369	1,177,942
Express Scripts Holding Co. (b)	106,516	6,675,358
Humana, Inc.	21,171	1,485,146
Laboratory Corp. of America Holdings (b)	12,559	1,161,331
McKesson Corp.	30,968	2,664,177
Patterson Cos., Inc. (a)	11,375	389,480
Quest Diagnostics Inc.	20,785	1,318,393
Tenet Healthcare Corp. (b)	54,004	338,605
UnitedHealth Group, Inc. (a)	135,688	7,518,472
WellPoint, Inc.	42,923	2,489,963
Total Health Care Providers & Services		32,535,150

Health Care Technology – 0.1%
Cerner Corp. (b)	19,088	1,477,602
Total Health Care Technology		1,477,602

Hotels, Restaurants & Leisure – 1.8%
Carnival Corp. (a)	58,794	2,142,453
Chipotle Mexican Grill, Inc. (b)	4,150	1,317,791
Darden Restaurants, Inc. (a)	16,783	935,652
International Game Technology	36,434	476,921
Marriott International, Inc., Class A (a)	33,523	1,310,749
McDonald's Corp.	132,537	12,160,270
Starbucks Corp.	99,821	5,065,916
Starwood Hotels & Resorts Worldwide, Inc.	25,740	1,491,890
Wyndham Worldwide Corp.	18,931	993,499
Wynn Resorts Ltd.	10,395	1,199,999
Yum! Brands, Inc. (a)	59,858	3,970,980
Total Hotels, Restaurants & Leisure		31,066,120

Household Durables – 0.3%
D.R. Horton, Inc.	36,350	750,264
Harman International Industries, Inc. (a)	9,145	422,133
Leggett & Platt, Inc. (a)	18,188	455,610
Lennar Corp., Class A (a)	21,256	739,071
Newell Rubbermaid, Inc.	37,613	718,032
PulteGroup, Inc. (b)	44,109	683,690
Whirlpool Corp. (a)	10,132	840,044
Total Household Durables		4,608,844

Household Products – 2.2%
The Clorox Co.	16,965	1,222,328
Colgate-Palmolive Co.	58,768	6,301,105
Kimberly-Clark Corp.	51,858	4,448,379
The Procter & Gamble Co.	362,074	25,113,453
Total Household Products		37,085,265

Independent Power Producers & Energy Traders – 0.1%
The AES Corp. (b)	83,173	912,408
NRG Energy, Inc.	29,780	636,994
Total Independent Power Producers & Energy Traders		1,549,402

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Industrial Conglomerates – 2.5%
3M Co.	83,811	$7,745,813
Danaher Corp.	76,702	4,230,115
General Electric Co.	1,388,111	31,524,001
Total Industrial Conglomerates		43,499,929

Insurance – 3.8%
ACE Ltd.	44,514	3,365,258
Aflac, Inc.	61,458	2,942,609
The Allstate Corp.	63,750	2,525,138
American International Group, Inc. (b)	153,187	5,023,002
Aon Plc	42,351	2,214,534
Assurant, Inc.	10,205	380,647
Berkshire Hathaway, Inc., Class B (b)	241,065	21,261,933
The Chubb Corp.	35,024	2,671,631
Cincinnati Financial Corp.	19,669	745,258
Genworth Financial, Inc., Class A (b)	63,773	333,533
Hartford Financial Services Group, Inc.	57,200	1,111,968
Lincoln National Corp. (a)	37,031	895,780
Loews Corp.	40,960	1,690,010
Marsh & McLennan Cos., Inc.	71,395	2,422,432
MetLife, Inc.	139,515	4,807,687
Principal Financial Group, Inc. (a)	37,079	998,908
The Progressive Corp. (a)	74,508	1,545,296
Prudential Financial, Inc. (a)	61,177	3,334,758
Torchmark Corp. (a)	12,774	655,945
The Travelers Cos., Inc.	50,589	3,453,205
Unum Group	37,087	712,812
XL Group Plc	40,442	971,821
Total Insurance		64,064,165

Internet & Catalog Retail – 1.0%
Amazon.com, Inc. (b)	47,532	12,088,338
Expedia, Inc. (a)	12,217	706,631
NetFlix, Inc. (a)(b)	7,203	392,131
priceline.com, Inc. (b)	6,543	4,048,351
TripAdvisor, Inc. (b)	14,252	469,319
Total Internet & Catalog Retail		17,704,770

Internet Software & Services – 2.2%
Akamai Technologies, Inc. (b)	23,249	889,507
eBay, Inc. (b)	152,390	7,377,200
Google, Inc., Class A (b)	34,824	26,274,708
VeriSign, Inc. (a)(b)	20,498	998,047
Yahoo!, Inc. (b)	138,153	2,206,994
Total Internet Software & Services		37,746,456

IT Services – 3.9%
Accenture Plc, Class A	83,612	5,855,348
Automatic Data Processing, Inc.	63,612	3,731,480
Cognizant Technology Solutions Corp., Class A (b)	39,505	2,762,190
Computer Sciences Corp.	20,287	653,444
Fidelity National Information Services, Inc.	32,756	1,022,642
Fiserv, Inc. (b)	17,777	1,316,031
International Business Machines Corp. (a)	141,328	29,318,494
MasterCard, Inc., Class A	14,100	6,365,868
Paychex, Inc.	42,291	1,407,867
SAIC, Inc.	36,871	443,927
Teradata Corp. (b)	22,097	1,666,335
Total System Services, Inc.	21,060	499,122
Visa, Inc., Class A (a)	68,685	9,223,022
The Western Union Co.	79,526	1,448,964
Total IT Services		65,714,734

Leisure Equipment & Products – 0.1%
Hasbro, Inc. (a)	15,142	577,970
Mattel, Inc. (a)	44,671	1,584,927
Total Leisure Equipment & Products		2,162,897

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	45,678	1,756,319
Life Technologies Corp. (b)	23,169	1,132,501
PerkinElmer, Inc.	14,777	435,478
Thermo Fisher Scientific, Inc.	47,973	2,822,252
Waters Corp. (b)	11,531	960,878
Total Life Sciences Tools & Services		7,107,428

Machinery – 1.9%
Caterpillar, Inc.	85,839	7,385,588
Cummins, Inc.	23,457	2,162,970
Deere & Co. (a)	51,603	4,256,731
Dover Corp.	23,946	1,424,548
Eaton Corp. (a)	44,277	2,092,531
Flowserve Corp. (a)	6,852	875,274
Illinois Tool Works, Inc. (a)	56,992	3,389,314
Ingersoll-Rand Plc	38,068	1,706,208
Joy Global, Inc.	13,833	775,478
PACCAR, Inc. (a)	46,397	1,857,040
Pall Corp. (a)	15,194	964,667

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Parker Hannifin Corp. (a)	19,598	$1,638,001
Pentair Ltd.	13,059	581,256
Snap-on, Inc.	7,539	541,828
Stanley Black & Decker, Inc.	22,172	1,690,615
Xylem, Inc.	24,252	609,938
Total Machinery		31,951,987

Media – 3.5%
Cablevision Systems Corp., New York Group, Class A (a)	28,088	445,195
CBS Corp., Class B	78,728	2,860,188
Comcast Corp, Class A	351,682	12,579,665
DIRECTV (b)	82,875	4,347,622
Discovery Communications, Inc., Class A (b)	32,786	1,955,029
Gannett Co., Inc. (a)	30,485	541,109
The Interpublic Group of Cos., Inc.	57,483	639,211
The McGraw-Hill Cos., Inc.	36,740	2,005,637
News Corp., Class A	268,387	6,583,533
Omnicom Group, Inc.	35,243	1,817,129
Scripps Networks Interactive, Inc., Class A (a)	11,641	712,778
Time Warner Cable, Inc.	40,467	3,846,793
Time Warner, Inc.	124,651	5,650,430
Viacom, Inc., Class B	62,569	3,353,073
The Walt Disney Co. (a)	235,820	12,328,670
The Washington Post Co., Class B (a)	623	226,168
Total Media		59,892,230

Metals & Mining – 0.8%
Alcoa, Inc. (a)	139,700	1,236,345
Allegheny Technologies, Inc.	13,897	443,314
Cliffs Natural Resources, Inc. (a)	18,607	728,092
Freeport-McMoRan Copper & Gold, Inc.	124,682	4,934,914
Newmont Mining Corp.	65,142	3,648,603
Nucor Corp.	41,602	1,591,692
Titanium Metals Corp. (a)	10,684	137,076
United States Steel Corp. (a)	18,685	356,323
Total Metals & Mining		13,076,359

Multi-Utilities – 1.2%
Ameren Corp.	31,734	1,036,750
Centerpoint Energy, Inc.	55,930	1,191,309
CMS Energy Corp.	34,603	814,901
Consolidated Edison, Inc. (a)	38,419	2,300,914
Dominion Resources, Inc.	75,283	3,985,482
DTE Energy Co. (a)	22,489	1,347,991
Integrys Energy Group, Inc. (a)	10,109	527,690
NiSource, Inc.	37,245	949,002
PG&E Corp.	55,945	2,387,173
Public Service Enterprise Group, Inc.	66,349	2,135,111
SCANA Corp. (a)	17,150	827,830
Sempra Energy (a)	29,821	1,923,156
TECO Energy, Inc. (a)	25,781	457,355
Wisconsin Energy Corp.	30,151	1,135,788
Total Multi-Utilities		21,020,452

Multiline Retail – 0.8%
Big Lots, Inc. (b)	8,244	243,857
Dollar Tree, Inc. (b)	30,202	1,458,001
Family Dollar Stores, Inc.	13,022	863,359
J.C. Penney Co., Inc. (a)	19,002	461,559
Kohl's Corp.	28,689	1,469,451
Macy's, Inc.	53,366	2,007,629
Nordstrom, Inc. (a)	20,387	1,124,955
Target Corp.	86,024	5,459,943
Total Multiline Retail		13,088,754

Office Electronics – 0.1%
Xerox Corp. (a)	174,085	1,277,784
Total Office Electronics		1,277,784

Oil, Gas & Consumable Fuels – 9.3%
Alpha Natural Resources, Inc. (b)	28,347	186,240
Anadarko Petroleum Corp.	65,626	4,588,570
Apache Corp.	51,379	4,442,742
Cabot Oil & Gas Corp.	27,487	1,234,166
Chesapeake Energy Corp.	69,116	1,304,219
Chevron Corp. (a)	257,951	30,066,769
ConocoPhillips	159,997	9,148,628
CONSOL Energy, Inc. (a)	29,756	894,168
Denbury Resources, Inc. (b)	51,107	825,889
Devon Energy Corp.	49,745	3,009,572
EOG Resources, Inc.	35,457	3,972,957
EQT Corp.	19,573	1,154,807
Exxon Mobil Corp.	606,879	55,499,085
Hess Corp.	38,756	2,081,972
Kinder Morgan, Inc.	74,855	2,658,850
Marathon Oil Corp.	92,517	2,735,728
Marathon Petroleum Corp.	44,378	2,422,595
Murphy Oil Corp.	24,582	1,319,808
Newfield Exploration Co. (b)	17,641	552,516
Noble Energy, Inc.	23,324	2,162,368

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Occidental Petroleum Corp.	106,436	$9,159,882
Peabody Energy Corp. (a)	35,341	787,751
Phillips 66	82,312	3,816,807
Pioneer Natural Resources Co. (a)	16,127	1,683,659
QEP Resources, Inc.	23,145	732,771
Range Resources Corp. (a)	21,285	1,487,183
Southwestern Energy Co. (b)	45,618	1,586,594
Spectra Energy Corp.	85,654	2,514,801
Sunoco, Inc.	13,740	643,444
Tesoro Corp.	18,208	762,915
Valero Energy Corp.	72,358	2,292,301
The Williams Cos., Inc.	82,210	2,874,884
WPX Energy, Inc. (b)	25,783	427,740
Total Oil, Gas & Consumable Fuels		159,032,381

Paper & Forest Products – 0.2%
International Paper Co.	57,342	2,082,661
MeadWestvaco Corp.	22,645	692,937
Total Paper & Forest Products		2,775,598

Personal Products – 0.2%
Avon Products, Inc.	56,467	900,649
The Estee Lauder Cos., Inc., Class A (a)	31,476	1,937,977
Total Personal Products		2,838,626

Pharmaceuticals – 6.2%
Abbott Laboratories	206,269	14,141,803
Allergan, Inc.	40,376	3,697,634
Bristol-Myers Squibb Co.	220,603	7,445,351
Eli Lilly & Co.	134,154	6,360,241
Forest Laboratories, Inc. (b)	31,235	1,112,278
Hospira, Inc. (b)	21,569	707,895
Johnson & Johnson (a)	362,437	24,975,534
Merck & Co., Inc. (a)	400,339	18,055,289
Mylan, Inc. (b)	54,072	1,319,357
Perrigo Co. (a)	11,706	1,359,886
Pfizer, Inc.	981,917	24,400,637
Watson Pharmaceuticals, Inc. (b)	16,718	1,423,705
Total Pharmaceuticals		104,999,610

Professional Services – 0.1%
The Dun & Bradstreet Corp. (a)	6,106	486,160
Equifax, Inc.	15,619	727,533
Robert Half International, Inc.	18,551	494,013
Total Professional Services		1,707,706

Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp.	51,880	3,703,713
Apartment Investment & Management Co., Class A	18,934	492,095
AvalonBay Communities, Inc. (a)	12,704	1,727,617
Boston Properties, Inc.	19,775	2,187,313
Equity Residential	39,486	2,271,630
HCP, Inc.	56,355	2,506,670
Health Care REIT, Inc. (a)	33,469	1,932,835
Host Hotels & Resorts, Inc.	94,686	1,519,710
Kimco Realty Corp. (a)	53,246	1,079,296
Plum Creek Timber Co., Inc.	21,113	925,594
Prologis, Inc.	60,419	2,116,478
Public Storage	18,911	2,631,844
Simon Property Group, Inc.	39,850	6,049,628
Ventas, Inc. (a)	38,751	2,412,250
Vornado Realty Trust	22,438	1,818,600
Weyerhaeuser Co. (a)	70,500	1,842,870
Total Real Estate Investment Trusts (REITs)		35,218,143

Real Estate Management & Development – 0.0%
CBRE Group, Inc., Class A (b)	40,584	747,151
Total Real Estate Management & Development		747,151

Road & Rail – 0.8%
CSX Corp. (a)	136,504	2,832,458
Norfolk Southern Corp. (a)	41,777	2,658,270
Ryder System, Inc.	6,643	259,476
Union Pacific Corp.	62,230	7,386,701
Total Road & Rail		13,136,905

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Semiconductors & Semiconductor Equipment – 2.0%
Advanced Micro Devices, Inc. (b)	77,807	$262,210
Altera Corp. (a)	41,859	1,422,578
Analog Devices, Inc.	39,168	1,534,994
Applied Materials, Inc.	164,208	1,833,382
Broadcom Corp., Class A	67,471	2,333,147
First Solar, Inc. (a)(b)	7,604	168,391
Intel Corp. (a)	657,595	14,914,255
KLA-Tencor Corp.	21,814	1,040,637
Lam Research Corp. (b)	24,493	778,510
Linear Technology Corp.	30,110	959,003
LSI Corp. (b)	73,814	510,055
Microchip Technology, Inc. (a)	25,307	828,551
Micron Technology, Inc. (b)	132,963	795,783
NVIDIA Corp. (b)	81,051	1,081,220
Teradyne, Inc. (a)(b)	24,221	344,423
Texas Instruments, Inc.	149,409	4,116,218
Xilinx, Inc. (a)	34,383	1,148,736
Total Semiconductors & Semiconductor Equipment		34,072,093

Software – 3.6%
Adobe Systems, Inc. (b)	64,520	2,094,319
Autodesk, Inc. (b)	29,815	994,926
BMC Software, Inc. (b)	19,690	816,938
CA, Inc.	45,660	1,176,430
Citrix Systems, Inc. (b)	24,516	1,877,190
Electronic Arts, Inc. (b)	41,601	527,917
Intuit, Inc.	36,589	2,154,360
Microsoft Corp.	991,905	29,538,931
Oracle Corp.	501,275	15,785,150
Red Hat, Inc. (b)	25,285	1,439,728
Salesforce.com, Inc. (b)	16,923	2,583,973
Symantec Corp. (b)	91,523	1,647,414
Total Software		60,637,276

Specialty Retail – 2.1%
Abercrombie & Fitch Co., Class A (a)	10,711	363,317
AutoNation, Inc. (a)(b)	5,390	235,381
AutoZone, Inc. (b)	4,908	1,814,340
Bed Bath & Beyond, Inc. (b)	30,445	1,918,035
Best Buy Co., Inc. (a)	34,015	584,718
CarMax, Inc. (b)	29,853	844,840
GameStop Corp., Class A (a)	16,906	355,026
The Gap, Inc. (a)	39,684	1,419,894
The Home Depot, Inc.	198,498	11,983,324
Limited Brands, Inc. (a)	31,350	1,544,301
Lowe's Cos., Inc.	150,550	4,552,632
O'Reilly Automotive, Inc. (b)	15,840	1,324,541
Ross Stores, Inc.	29,360	1,896,656
Staples, Inc. (a)	89,416	1,030,072
Tiffany & Co.	15,918	985,006
The TJX Cos., Inc.	96,666	4,329,670
Urban Outfitters, Inc. (b)	14,467	543,381
Total Specialty Retail		35,725,134

Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	37,406	2,095,484
Fossil, Inc. (b)	7,140	604,758
NIKE, Inc., Class B	48,284	4,582,635
Ralph Lauren Corp.	8,138	1,230,710
VF Corp.	11,526	1,836,783
Total Textiles, Apparel & Luxury Goods		10,350,370

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	64,686	514,901
People's United Financial, Inc.	46,179	560,613
Total Thrifts & Mortgage Finance		1,075,514

Tobacco – 1.9%
Altria Group, Inc.	267,126	8,919,337
Lorillard, Inc.	17,128	1,994,556
Philip Morris International, Inc.	221,592	19,929,985
Reynolds American, Inc.	43,007	1,863,923
Total Tobacco		32,707,801

Trading Companies & Distributors – 0.2%
Fastenal Co. (a)	35,828	1,540,246
W.W. Grainger, Inc. (a)	7,917	1,649,665
Total Trading Companies & Distributors		3,189,911

Wireless Telecommunication Services – 0.3%
Crown Castle International Corp. (b)	38,446	2,464,389
MetroPCS Communications, Inc. (b)	41,085	481,105
Sprint Nextel Corp. (b)	393,520	2,172,230
Total Wireless Telecommunication Services		5,117,724
Total Long-Term Investments (Cost - $1,298,011,120)		1,693,914,531

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2012
(Unaudited)

	Shares	Value
SHORT-TERM SECURITIES (9.4% of net assets)
MONEY MARKET FUNDS - 9.2%
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.25% (c)(d)(e)	101,800,058	$101,800,058
Prime, SL Agency Shares, 0.24% (c)(d)(e)	54,642,402	54,642,402
Total Money Market Funds		156,442,460

	Par
	(000)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.09%, 12/20/12 (f)(g)	$3,155	3,154,423
Total U.S. Treasury Obligations		3,154,423
Total Short-Term Securities (Cost $159,596,706)		159,596,883
TOTAL INVESTMENTS (Cost $1,457,607,826)* - 108.8%		1,853,511,414
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.8)%		(149,481,865)
NET ASSETS - 100%		$1,704,029,549

* As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,457,607,826
Gross unrealized appreciation	560,156,705
Gross unrealized depreciation	(164,253,117)
Net unrealized appreciation	$395,903,588

(a) Security, or a portion of security, is on loan.
(b) Non-income producing security.
(c) Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Shares Purchased		Shares Sold		Shares Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	170,771,686	-		(68,971,628)	1	101,800,058	$101,800,058	$-	$301,849
BlackRock Cash Funds: Prime, SL Agency Shares	53,764,558	877,844	2	-		54,642,402	$54,642,402	$-	$128,012
BlackRock Inc.	18,408	5,209		(6,823)		16,794	$2,994,370	$(124,960)	$79,581
PNC Financial Services Group, Inc.	96,666	7,313		(34,452)		69,527	$4,387,154	$312,352	$101,587

1 Represents net shares sold.
2 Represents net shares purchased.

(d) Represents the current yield as of report date.
(e) All or a portion of security was purchased with the cash collateral from loaned securities.
(f) All or a portion of security has been pledged as collateral in connection with open financial future contracts.
(g) Rates shown are discount rates or a range of discount rates at the time of purchase.

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
124	S&P 500 E-Mini	Chicago Mercantile	December 2012	$8,892,040	$(32,214)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments.  These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

● Level 1 —	unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access
● Level 2 —
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

● Level 3 —
inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.  The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks1	$1,693,914,531	-	-	$1,693,914,531
Short-Term Securities:
Money Market Funds	156,442,460	-	-	156,442,460
U.S. Treasury Obligations	-	$3,154,423	-	3,154,423
Total	$1,850,356,991	$3,154,423	-	$1,853,511,414

1 See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments2
Liabilities:
Equity contracts	$(32,214)	-	-	$(32,214)
Total	$(32,214)	$-	-	$(32,214)

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.  As of September 30, 2012, collateral on securities loaned at value of $151,881,207 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	November 26, 2012

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	November 26, 2012